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                                                         Fortis Bond Funds
                                                         Annual Report
                                                         JULY 31, 1999


                                                         Fortis Financial Group

FORTIS BOND FUNDS ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         2

SCHEDULES OF INVESTMENTS
   U.S. GOVERNMENT SECURITIES FUND                             6
   STRATEGIC INCOME FUND                                       8
   HIGH YIELD PORTFOLIO                                       12

STATEMENTS OF ASSETS AND LIABILITIES                          17

STATEMENTS OF OPERATIONS                                      18

STATEMENTS OF CHANGES IN NET ASSETS
   U.S. GOVERNMENT SECURITIES FUND                            19
   STRATEGIC INCOME FUND                                      20
   HIGH YIELD PORTFOLIO                                       21

NOTES TO FINANCIAL STATEMENTS                                 22

INDEPENDENT AUDITORS' REPORT                                  30

FEDERAL INCOME TAX INFORMATION                                31

BOARD OF DIRECTORS AND OFFICERS                               32

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   value information

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FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL
YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector or industry.

The performance chart graphically compares the fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE YEAR ENDED JULY 31, 1999

                                                 CLASS A      CLASS B      CLASS C      CLASS E      CLASS H
                                                 --------     --------     --------     --------     --------
U.S. GOVERNMENT
  SECURITIES FUND
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $  9.30      $  9.28      $  9.27      $  9.30      $  9.28
  End of year................................    $  8.96      $  8.94      $  8.93      $  8.96      $  8.94

DISTRIBUTIONS PER SHARE
  From net investment income.................    $  .469      $  .397      $  .397      $  .493      $  .397

STRATEGIC INCOME FUND
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $ 10.05      $ 10.05      $ 10.05           --      $ 10.05
  End of year................................    $  9.14      $  9.14      $  9.15           --      $  9.14

DISTRIBUTIONS PER SHARE
  From net investment income.................    $  .619      $  .548      $  .547           --      $  .548
  From net realized gains on investments.....    $  .013      $  .013      $  .013           --      $  .013

HIGH YIELD PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $  7.41      $  7.41      $  7.40           --      $  7.40
  End of year................................    $  6.67      $  6.67      $  6.66           --      $  6.66

DISTRIBUTIONS PER SHARE
  From net investment income.................    $  .606      $  .558      $  .558           --      $  .558

PORTFOLIO COMPOSITION BY SECTOR AS OF 7/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FNMA's                               50.2%
Other Direct Federal
Obligations                          19.1%
U.S. Treasury Securities             17.9%
GNMA's                                6.2%
FHLMC's                               4.7%
Cash Equivalents/Receivables          1.9%

TOP 10 HOLDINGS AS OF 7/31/99

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  FNMA Note (6.375%) 2009                                  9.3%
 2.  Federal Home Loan Bank (7.31%) 2004                      8.1%
 3.  U.S. Treasury Note (6.125%) 2001                         5.0%
 4.  U.S. Treasury Bond (8.125%) 2019                         4.7%
 5.  FNMA (6.00%) 2029                                        4.2%
 6.  FNMA Note (5.125%) 2004                                  3.2%
 7.  FHLMC Note (6.75%) 2006                                  2.5%
 8.  Federal Home Loan Bank (5.925%) 2000                     2.3%
 9.  FNMA (7.50%) 2027                                        2.3%
10.  U.S. Treasury Strip (6.09%) 2019                         2.2%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                               Since
                                                    1 Year   Inception+
-----------------------------------------------------------------------
Class A shares#                                     +1.30%     +6.98%
Class A shares##                                    -3.26%     +5.94%
Class B shares#                                     +0.53%     +6.18%
Class B shares##                                    -2.92%     +5.88%
Class C shares#                                     +0.52%     +6.16%
Class C shares##                                    -0.44%     +6.16%
Class H shares#                                     +0.53%     +6.18%
Class H shares##                                    -2.92%     +5.88%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes ( A, B, C, E and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on July 31, 1999.
  +  Since November 14, 1994 -- Date shares were first offered to the public

YOUR U.S. GOVERNMENT SECURITIES FUND

MANAGED WITH A DISCIPLINED, CONSISTENT INVESTMENT APPROACH, THIS FUND IS DESIGNED TO SEEK A STRONG TOTAL RETURN, AS WELL AS A RELATIVELY HIGH LEVEL OF CURRENT INCOME, BY FOCUSING ITS INVESTMENTS IN U.S. GOVERNMENT BONDS, TREASURIES AND MORTGAGE-BACKED SECURITIES.

Despite the global crisis that occurred in the second half of 1998, the US economy continued its brisk pace of growth for the twelve months ended July 31, 1999. Fueled by a rapidly expanding work force -- nearly 3.0 million more jobs were created -- and strong consumer demand (retail sales are up 8 percent on the year), real GDP grew at a 4.1 percent annualized rate.

As 1999 continues to unfold the global economy looks to be on better footing than in 1998. This global setting, combined with the brisk pace of domestic growth, has raised concerns at the Federal Reserve Bank about the potential for inflation. In fact, on June 30th, the Federal Open Market Committee raised the Federal Funds rate 0.25% to 5.0%. The net result of these events was that interest rates were volatile and are higher than one year ago. For instance the 30 year U.S. Treasury was yielding 5.71% last July 31, fell to a low yield of 4.7% in early October as fears of weakness in the global economy held sway only to move back up to above 6.10% on July 31, 1999.

Convinced (in early April) that the Federal Reserve planned to raise short term rates, we shortened our portfolio duration from 107% to 100% of the benchmark. Our spread sector allocations continue to be roughly 15% overweight relative to our benchmark, as we continue to find the yield spreads attractive relative to comparable Treasuries. Our 12 month total rate of return of 1.56% for Class E before sales charge compares to a 1.54% return for the Morningstar Intermediate Government Bond Fund and 4.05% return for the Lehman Brothers Intermediate Government Index.

Going forward, we believe the rise in interest rates during the first half will slow economic growth to a more sustainable 3-3.5% growth rate in the second half of the year. We also expect that inflation will remain manageable, although potentially higher than its current 2% level. We believe the Federal Reserve will take the actions necessary to keep inflation low, such as raising the Federal Funds rate target again if necessary to keep the inflationary forces that could undermine economic growth in check. While the situation is volatile, we believe that the market has substantially discounted most of the negatives and will offer attractive investment opportunities during the upcoming months.

Sincerely,

/s/ Dean C. Kopperud                         /s/ Howard G. Hudson
--------------------                         --------------------
Dean C. Kopperud                             Howard G. Hudson
President                                    Vice President

VALUE OF $10,000 INVESTED AUGUST 1, 1989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             U.S. GOVERNMENT SECURITIES FUND
                               AVERAGE ANNUAL TOTAL RETURN

                                                                   1 YEAR                                  5 YEAR      10 YEAR
CLASS E*                                                           -3.01%                                  +5.35%       +6.26%
CLASS E**                                                          +1.56%                                  +6.33%       +6.75%
                            Lehman Brothers Intermediate Government Index         U.S. Government Securities Fund
8/1/89                                                             10,000                                   9,550
90                                                                 10,705                                  10,274
91                                                                 11,797                                  11,372
92                                                                 13,424                                  12,701
93                                                                 14,523                                  13,879
94                                                                 14,656                                  13,503
95                                                                 15,885                                  14,545
96                                                                 16,711                                  15,283
97                                                                 18,146                                  16,822
98                                                                 19,384                                  18,070
99                                                                 20,169                                  18,352

Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government bonds with an average maturity of eight to nine years.

         [PHOTO]

YOUR STRATEGIC INCOME FUND

THE FUND'S INVESTMENT OBJECTIVE IS TO MAXIMIZE TOTAL RETURN (FROM CURRENT INCOME AND CAPITAL APPRECIATION) BY PRIMARILY INVESTING IN A DIVERSIFIED PORTFOLIO OF U.S. GOVERNMENT SECURITIES, INVESTMENT AND NON-INVESTMENT GRADE BONDS ISSUED BY FOREIGN GOVERNMENTS AND COMPANIES, AND NON-INVESTMENT GRADE BONDS ISSUED BY U.S. COMPANIES.

Economic conditions improved worldwide during the first half of 1999. While this circumstance was fortuitous for some foreign markets and the U.S. equity market, the domestic bond market suffered and interest rates rose. Debt market concerns focused on the likelihood that the Federal Reserve, anticipating upward pressure on prices from tightening labor markets, would tighten monetary policy in order to "preemptively" clamp the lid on inflation. Since year end the Treasury market has risen over a full point in yield and the Federal Reserve has, at this writing, only raised the federal funds target once, to the tune of 1/4 percent. It is, therefore, apparent that the market has discounted more tightening by the Fed and some increase in inflation.

Non-Treasury fixed income securities over the course of the past year have had something of a roller coaster ride. During the fall of 1998 they dramatically under-performed Treasury debt as the liquidity concerns following the Russian default and the Long Term Capital Fund problems filtered through the bond market. During this period, the broker-dealer community substantially abandoned their traditional role as risk takers/ secondary market makers for all manner of private debt. This situation, despite a few months' respite following the Federal Reserves' 3/4 point ease in the fall, has continued and has manifested itself recently in the reversal of the rally in corporate debt and other "spread product" which followed on the heels of the Feds' accommodation. Accordingly, although yield spreads narrowed in the October 1998 through April 1999 period, a time frame during which resolution, or at least temporary deferral, of a number of the markets earlier concerns occurred, markets remained thin and weakly supported by the broker-dealers. Now that the central bank has begun to snug up short term rates, the narrowing of rate spreads has been entirely erased and we are back or through levels seen late last fall in some cases, though not yet to the extremes seen at the worst of the liquidity squeeze. This is a circumstance which, while not likely to be alleviated in the near future, nonetheless offers a window of investment opportunity for selective, long term oriented investors.

During the early part of 1999, the Strategic Income Fund established positions in a variety of high yield and emerging market debt as we anticipated improvement in yield spreads for these markets. Accordingly, the geographic breakdown for the portfolio reflected the international increase as the U.S. portion of the portfolio declined from 64.2%, at year-end, to 55.9% at the previous year end. In addition, BBB-rated bonds went from 17.2% to 30% and BB's went from 14% to 19% in the same time period as we sought to benefit from improving fundamentals, as well as greater income, in these credit categories.

The fund was down 2.86% for Class A shares before sales charge year ended July 31,1999, compared to the Lehman Brothers Aggregate Bond Index which was up 2.49%. The under performance of the fund included the effects of rising interest rates ( the long term Treasury bond rate was up over 1 full point in yield over this period ) which offset income produced by the funds holdings. Despite the increase in lower rated and foreign securities in the recent time, the funds' holdings of these securities were generally lighter than the preponderance of competitors in the funds' category and therefore represented a drag on relative performance. The reason we were below benchmark in the high yield and emerging market sectors reflected two things; the funds' recent origin ( November 1997 ) and the coincident international economic difficulties which we interpreted to call for a cautious entry to the emerging markets. While the underlying economic and political circumstances still are tenuous in many regions, the financial markets for those areas rallied strongly earlier this year -- prematurely, in most cases, we believe -- rewarding funds with established positions. In recent weeks these markets have under performed coincident to the above mentioned concerns about liquidity and possible monetary policy change. Additionally, the fund has had the disadvantage of starting to invest during a period when interest rates are lower than those available during the time when most competitors structured their portfolios, a situation which allows the other funds to pay out a higher level of interest on their older, higher yielding bonds. This situation is fast changing, however, as rates have risen and, with some growth in fund size, the fund should provide a more competitive income payout in the future.

Our investment strategy is consistent with the long term theme of the portfolio, as expressed in its prospectus. We intend to provide superior risk-adjusted performance through a diversified mix of investments in three primary segments of the bond market. These three primary components of the portfolio include 1)
U. S. Government securities 2) foreign sovereign and corporate debt and 3) domestic high yield securities. Not one of these three components can exceed 50% of the portfolio by internal guidelines, insuring that the intended diversification benefits are borne out in volatility (risk) reduction. In the current environment, we see investment opportunity in a combination of higher interest rates and wider yield spreads. We see this environment as being an opportunity to take a more aggressive investment posture, selectively building the high yield and foreign component of the portfolio, while increasing the non-treasury portion of the government sector. We believe that the next few months will be a superb time to add to investors' fixed income holdings and that the Strategic Income Fund will offer an extremely favorable return to its participants, as a result.

Sincerely,

/s/ Dean C. Kopperud                                              /s/ Howard G. Hudson
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

PORTFOLIO COMPOSITION BY SECTOR AS OF 7/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Foreign Bonds Investment Grade              30.9%
Corporate Bonds - Non-investment Grade      24.8%
Foreign Bonds - Non-investment Grade        13.3%
Corporate Bonds - Investment Grade          12.3%
Cash Equivalents/Receivables                 8.6%
FNMAs                                        6.0%
Asset Backed Securities                      4.1%

TOP 10 HOLDINGS AS OF 7/31/99

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  News America Holdings (8.875%) 2023                      2.2%
 2.  360 Communications Co. (7.50%) 2006                      2.1%
 3.  Poland (Republic of) (7.125%) 2004                       2.1%
 4.  J.P. Morgan Commercial Mortgage Finance Corp.
     (7.46%) 2028                                             2.1%
 5.  Lehman Brothers Holdings, Inc. (7.375%)2004              2.1%
 6.  Malaysia (8.75%) 2009                                    2.1%
 7.  Sony Corp. (6.125%) 2003                                 2.1%
 8.  Corp Andina de Fomento (7.10%) 2003                      2.0%
 9.  YPF Sociedad Anonima (7.25%) 2003                        2.0%
10.  FNMA (6.54%) 2007                                        2.0%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                         Since
                                           One Year   Inception+
-----------------------------------------------------------------
Class B shares#                               -3.58%       +0.35%
Class B shares##                              -6.81%       -1.60%
Class C shares#                               -3.49%       +0.43%
Class C shares##                              -4.40%       +0.43%
Class H shares#                               -3.58%       +0.37%
Class H shares##                              -6.81%       -1.58%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%. Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on July 31, 1999.
  +  Since December 1, 1997 -- Date shares were first offered to the public

VALUE OF $10,000 INVESTED DECEMBER 1, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   STRATEGIC INCOME FUND CLASS A
                    AVERAGE ANNUAL TOTAL RETURN

                                                                                SINCE
                                                1 YEAR              DECEMBER 1, 1997@
CLASS A*                                        -7.23%                         -1.69%
CLASS A**                                       -2.86%                         +1.06%
               Lehman Brothers Aggregate Bond Index***  Strategic Income Fund Class A   Salomon Brothers World Index****
12/1/97                                         10,000                          9,550                             10,000
98                                              10,520                         10,005                             10,261
99                                              10,782                          9,718                             10,893

                          Annual period ended July 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.
**** An unmanaged index of world government bonds with maturities of at least one year.
  @  Date shares were first offered to the public.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 7/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                   31.9%
Telecommunications                      20.2%
Cable Television                        16.4%
Broadcasting                             6.2%
Cash Equivalents/Receivables             4.8%
Printing                                 3.6%
Entertainment                            3.3%
Chemicals                                3.2%
Automobile and Motor Vehicle Parts       3.1%
Machinery                                2.6%
Leisure Time-Amusement                   2.5%
Waste Disposal                           2.2%

TOP 10 HOLDINGS AS OF 7/31/99

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Rogers Cantel, Inc. (9.375%) 2008                        2.3%
 2.  Isle of Capri Casinos (8.75%) 2009                       2.1%
 3.  Nextel Communications, Inc. (9.98%) 2007                 2.1%
 4.  ITC Deltacom, Inc. (11.00%) 2007                         2.0%
 5.  Charter Communications Holdings LLC (9.92%) 2011         1.9%
 6.  Newport News Ship Building (9.25%) 2006                  1.9%
 7.  Adelphia Communications, Inc. (9.25%) 2002               1.8%
 8.  Splitrock Services, Inc. (11.75%) 2008                   1.8%
 9.  Clark Material Handling Co. (10.75%) 2006                1.8%
10.  Olympus Communication L.P. (10.625%) 2006                1.7%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                         Since
                                            1 Year     Inception+
------------------------------------------------------------------
Class B shares#                               -2.44%       +6.01%
Class B shares##                              -5.63%       +5.70%
Class C shares #                              -2.44%       +5.98%
Class C shares ##                             -3.34%       +5.98%
Class H shares #                              -2.44%       +5.98%
Class H shares ##                             -5.63%       +5.67%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on July 31, 1999.
  +  Since November 14, 1994 -- Date shares were first offered to the public

YOUR HIGH YIELD PORTFOLIO

LONG-TERM INVESTORS, WILLING TO ACCEPT GREATER PRICE FLUCTUATIONS, MAY CHOOSE TO DIVERSIFY THEIR STOCK OR BOND INVESTMENTS WITH THIS PORTFOLIO OF HIGHER YIELDING BONDS. ITS MONEY MANAGERS INVEST IN A WIDELY DIVERSIFIED PORTFOLIO OF LOWER-RATED CORPORATE BONDS.

REVIEW

The twelve-month period ended July 31, 1999, was a period of unusually high volatility for the high yield market. The year began on a high note last July with the markets supported by the powerful combination of a strong U.S. economy and contained inflation. By the fall, investors became increasingly concerned that pockets of weakness in the global economy would threaten the prosperity enjoyed in the U.S. domestic market. The ensuing flight to quality drained liquidity from the financial markets prompting the Federal Reserve to lower interest rates in an effort to restore investor confidence. The market staged a rebound in early 1999 as capital began to flow back into high yield funds. However, the new-year rally faded quickly as interest rates began to drift higher.

For the 12 month period, the Fund's Class A shares before sales charge delivered a total return of -1.76%, compared to -0.54% for the Lehman Brothers High Yield Index. The Fund's performance during the year was enhanced by its relatively conservative posture going into the market sell-off last fall. This same strategy however, proved to be a drag on performance during the market rally early in 1999 when many of the higher quality, interest rate sensitive bonds in our portfolio came under selling pressure as interest rates moved higher.

During the last week of July, a new portfolio manager, Ken Peterson, was added to the fund. Mr. Peterson brings extensive knowledge and experience managing high yield portfolios accumulated during his 14-year investment career. The strategy he employs is to couple a disciplined top down approach with intensive bottom up analysis to deliver optimal investment returns.

For the coming year, we expect the U.S. economy to decelerate, in part due to the drag on the economy caused by higher intermediate interest rates. While the economy is strong and resilient, the labor markets are tight and wages are creeping upward. This will likely cause the Federal Reserve to raise rates, moderately slowing the economy but preventing excesses from building up in the nation's economic and financial systems. Our Fund is well positioned for such an environment with a high quality bias and a focus on industry sectors that tend to generate stable cash flows. At today's valuation levels, we feel the high yield market represents good fundamental value and offers investors the potential for attractive returns.

Sincerely,

/s/ Dean C. Kopperud                                              /s/ Howard G. Hudson
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

VALUE OF $10,000 INVESTED AUGUST 1, 1989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        HIGH YIELD PORTFOLIO CLASS A
                         AVERAGE ANNUAL TOTAL RETURN

                                                       1 YEAR                             5 YEAR      10 YEAR
CLASS A*                                               -6.18%                             +5.14%       +7.52%
CLASS A**                                              -1.76%                             +6.11%       +8.02%
                          Lehman Brothers High Yield Index***       High Yield Portfolio Class A
8/1/89                                                 10,000                              9,550
90                                                     10,133                              8,494
91                                                     11,642                             10,118
92                                                     14,253                             12,373
93                                                     16,439                             14,497
94                                                     17,002                             15,354
95                                                     19,433                             16,688
96                                                     21,147                             17,800
97                                                     24,631                             20,154
98                                                     26,648                             21,024
99                                                     26,702                             20,652

                          Annual period ended July 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of lower quality, high yield corporate debt securities.

FORTIS BOND FUNDS
U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
July 31, 1999

U.S. GOVERNMENT SECURITIES-98.09%

--------------------------------------------------------------------------------
    Principal                                                                         Market
      Amount                                                        Cost (a)         Value (b)
   ------------                                                   -------------    -------------
                  FEDERAL HOME LOAN MORTGAGE CORP.-4.68%
                  MORTGAGE BACKED SECURITIES:
   $ 1,186,475    5.50% 2001...................................   $   1,179,634    $   1,136,313
     2,702,813    8.00% 2001-2002..............................       2,770,384        2,738,274
     1,566,528    9.00% 2001-2022..............................       1,661,169        1,655,044
        88,864    10.50% 2015..................................          95,557           96,546
       175,400    11.25% 2013-2014.............................         187,474          192,388
       465,442    11.50% 2015-2019.............................         503,522          514,517
       494,562    11.75% 2010-2014.............................         544,802          548,162
       103,001    12.50% 2019..................................         110,039          116,377
                                                                  -------------    -------------
                                                                      7,052,581        6,997,621
                                                                  -------------    -------------
                  NOTES:
     8,000,000    6.75% 2006...................................       8,206,821        8,061,856
                                                                  -------------    -------------
                  TOTAL FEDERAL HOME LOAN MORTGAGE CORP........      15,259,402       15,059,477
                                                                  -------------    -------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION-50.23%
                  MORTGAGE BACKED SECURITIES:
     9,327,253    5.50% 2014...................................       9,201,960        8,726,997
     2,981,017    5.835% 2008..................................       3,014,714        2,764,860
     2,402,495    5.85% 2009...................................       2,402,937        2,227,656
    28,123,903    6.00% 2013-2029..............................      27,851,170       26,252,467
     1,443,700    6.01% 2009...................................       1,471,731        1,353,285
     2,944,379    6.36% 2008...................................       2,940,213        2,838,096
     4,610,002    6.48% 2008...................................       4,650,906        4,476,745
    26,360,027    6.50% 2013-2029..............................      26,315,055       25,367,864
     1,427,687    6.54% 2007...................................       1,451,202        1,391,293
     1,925,953    6.63% 2005...................................       1,975,000        1,905,923
     5,722,409    7.00% 2003-2029 (e)..........................       5,650,389        5,635,309
     6,672,949    7.184% 2006..................................       6,595,894        6,773,784
    11,633,434    7.50% 2022-2027..............................      11,861,014       11,636,483
       421,864    8.00% 2025...................................         403,803          430,798
       558,773    8.50% 2022...................................         585,357          580,972
       125,845    9.00% 2020...................................         124,626          133,051
       718,564    9.75% 2020...................................         775,151          769,821
       539,257    10.00% 2020..................................         588,296          581,469
       487,945    10.50% 2012-2018.............................         531,874          528,762
       158,147    10.75% 2013..................................         162,891          171,790
     1,498,007    11.00% 2015-2020.............................       1,623,784        1,643,765
       248,497    11.25% 2013..................................         260,922          274,299
       108,856    11.50% 2015..................................         116,488          120,275
       203,591    12.00% 2011-2016.............................         217,089          228,786
       376,872    12.50% 2015..................................         421,657          427,490
                                                                  -------------    -------------
                                                                    111,194,123      107,242,040
                                                                  -------------    -------------
                  NOTES:
    10,884,000    5.125% 2004..................................       9,916,751       10,321,548
     6,000,000    5.42% 2001...................................       5,981,534        5,966,820
     4,040,000    6.18% 2001...................................       4,069,763        4,058,079
    30,828,000    6.375% 2009..................................      31,113,472       30,044,969
     3,750,000    6.80% 2003...................................       3,884,476        3,799,882
                                                                  -------------    -------------
                                                                     54,965,996       54,191,298
                                                                  -------------    -------------
                  TOTAL FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION................................     166,160,119      161,433,338
                                                                  -------------    -------------

--------------------------------------------------------------------------------

    Principal                                                                         Market
      Amount                                                        Cost (a)         Value (b)
   ------------                                                   -------------    -------------
                  GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION-6.19%
                  MORTGAGE BACKED SECURITIES:
   $ 6,370,706    7.00% 2024...................................   $   6,286,453    $   6,209,705
     1,782,596    8.00% 2017-2022..............................       1,819,689        1,820,547
     1,469,221    9.00% 2022...................................       1,516,971        1,553,741
     9,229,457    9.50% 2016-2019..............................       9,659,343        9,880,164
       379,276    11.00% 2015-2018.............................         408,672          422,044
                                                                  -------------    -------------
                  TOTAL GOVERNMENT NATIONAL MORTGAGE
                    ASSOCIATION................................      19,691,128       19,886,201
                                                                  -------------    -------------
                  OTHER DIRECT FEDERAL OBLIGATIONS-18.23%
                  FEDERAL FARM CREDIT BANK:
     5,000,000    5.70% 2001...................................       5,012,528        4,987,175
                                                                  -------------    -------------
                  FEDERAL HOME LOAN BANK:
     6,650,000    5.60% 2001...................................       6,634,831        6,610,725
     6,000,000    5.75% 2001...................................       5,996,058        5,974,674
     7,500,000    5.925% 2000..................................       7,505,015        7,510,012
     2,325,000    6.625% 2007..................................       2,401,476        2,309,660
     1,500,000    6.995% 2007..................................       1,585,087        1,525,766
    28,650,000    7.31% 2004...................................      28,568,672       29,660,857
                                                                  -------------    -------------
                                                                     52,691,139       53,591,694
                                                                  -------------    -------------
                  TOTAL OTHER DIRECT FEDERAL OBLIGATIONS.......      57,703,667       58,578,869
                                                                  -------------    -------------
                  OTHER GOVERNMENT AGENCIES-0.83%
                  RESOLUTION FUNDING CORPORATION:
     7,000,000    7.34% Zero Coupon Strip 2014 (d).............       2,386,830        2,665,313
                                                                  -------------    -------------
                  U.S. TREASURY SECURITIES-17.93%
                  BONDS:
    25,200,000    6.09% Zero Coupon Strip 2019 (d).............       7,806,214        7,236,155
    14,400,000    8.125% 2019-2021.............................      17,358,493       17,208,850
     1,100,000    12.00% 2013..................................       1,600,153        1,528,657
                                                                  -------------    -------------
                                                                     26,764,860       25,973,662
                                                                  -------------    -------------
                  NOTES:
     7,343,070    3.375% Inflation -- protection 2007 (f)......       7,029,386        7,033,288
     1,400,000    5.50% 2003...................................       1,398,114        1,382,063
    23,090,000    6.125% 2001-2007.............................      23,058,460       23,243,225
                                                                  -------------    -------------
                                                                     31,485,960       31,658,576
                                                                  -------------    -------------
                  TOTAL U.S. TREASURY SECURITIES...............      58,250,820       57,632,238
                                                                  -------------    -------------
                  TOTAL U.S. GOVERNMENT SECURITIES.............   $ 319,451,966    $ 315,255,436
                                                                  -------------    -------------
                                                                  -------------    -------------

SHORT-TERM INVESTMENTS-2.26%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (b)
   -----------                                                   -------------
                 INVESTMENT COMPANY-2.26%
   $7,274,655    First American Treasury Obligations Fund,
                   Current rate -- 4.59%......................   $   7,274,655
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $326,726,621)(A)...........................   $ 322,530,091
                                                                 -------------
                                                                 -------------

 (a) At July 31, 1999, the cost of securities for federal income tax purposes was $326,996,286 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 3,198,471
          Unrealized depreciation...........................   (7,664,666)
          ---------------------------------------------------------------
          Net unrealized depreciation.......................  ($4,466,195)
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rates disclosed for these securities represents the effective yield on the date of acquisition.
 (e) The cost of securities purchased on a when-issued basis at July 31, 1999, was $3,845,156.
 (f) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

FORTIS BOND FUNDS
STRATEGIC INCOME FUND
Schedule of Investments
July 31, 1999

ASSET BACKED SECURITIES-4.06%

--------------------------------------------------------------------------------
                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                          Market
    Amount                                                     (Unaudited)      Cost (a)       Value (b)
   ---------                                                  -------------   ------------    ------------
               COMMERCIAL LOANS-4.06%
   $500,000    GMAC Commercial Mortgage Securities, Inc.,
                 7.085% Ser 1997-C1 Class E 12-15-2010 --
                 UNITED STATES..............................        Baa2*     $   499,067     $   471,145
    500,000    J.P. Morgan Commercial Mortgage Finance
                 Corp., 7.46% Variable Rate Ser 1997-C4
                 Class B 12-26-2028 -- UNITED STATES........           AA         524,877         502,340
                                                                              ------------    ------------
               TOTAL ASSET BACKED SECURITIES................                  $ 1,023,944     $   973,485
                                                                              ------------    ------------
                                                                              ------------    ------------

CORPORATE BONDS-INVESTMENT GRADE-43.23%

--------------------------------------------------------------------------------
                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                          Market
    Amount                                                     (Unaudited)      Cost (a)       Value (b)
   ---------                                                  -------------   ------------    ------------
               BANKS-6.26%
   $350,000    Banco Santiago S.A., 7.00% Yankee Sub Note
                 7-18-2007 -- CHILE.........................          BBB     $   347,137     $   303,646
    500,000    Bank Austria AG, 7.25% Sub Note 2-15-2017 --
                 AUSTRIA (f)................................          AA+         519,983         479,733
    500,000    Dresdner Funding Trust I, 8.151% Note
                 6-30-2031 -- UNITED STATES (d).............           A+         500,000         463,032
    250,000    LB Baden-Wuerttemberg, 7.625% Yankee Sub Note
                 2-1-2023 -- GERMANY........................          AAA         282,130         256,276
                                                                              ------------    ------------
                                                                                1,649,250       1,502,687
                                                                              ------------    ------------
               BROKERAGE AND INVESTMENT-2.08%
    500,000    Lehman Brothers Holdings, Inc., 7.375% Note
                 5-15-2004 -- UNITED STATES.................            A         514,951         497,975
                                                                              ------------    ------------
               CAPTIVE AUTO FINANCE-1.00%
    250,000    Toyota Motor Credit, 5.625% Global Note
                 11-13-2003 -- UNITED STATES................          AAA         249,644         240,328
                                                                              ------------    ------------
               ELECTRONIC-MISCELLANEOUS-2.05%
    500,000    Sony Corp., 6.125% Global Bond 3-4-2003 --
                 JAPAN......................................           A+         499,207         492,987
                                                                              ------------    ------------
               FINANCIAL SERVICES-1.02%
    250,000    Newcourt Credit Group, 7.125% 12-17-2003 --
                 CANADA (f).................................          BBB         249,417         244,417
                                                                              ------------    ------------
               FOREIGN-GOVERNMENT AGENCIES-1.00%
    250,000    Korea Development Bank, 7.125% Global Note
                 4-22-2004 -- SOUTH KOREA...................         BBB-         248,260         239,918
                                                                              ------------    ------------
               FOREIGN-GOVERNMENT-8.09%
    250,000    British Columbia (Province of), 6.50% Yankee
                 Bond 1-15-2026 -- CANADA...................          AA-         255,845         231,220
    500,000    Generalitat de Catalunya, 6.25% Yankee Bond
                 12-15-2018 -- SPAIN........................          AA-         498,446         453,253
    250,000    Korea (Republic of), 8.875% Global Bond
                 4-15-2008 -- SOUTH KOREA...................         BBB-         263,330         256,037
    500,000    Malaysia, 8.75% Global Bond 6-1-2009 --
                 MALAYSIA...................................         BBB-         496,378         495,000
    500,000    Poland (Republic of), 7.125% Yankee Note
                 7-1-2004 -- POLAND.........................          BBB         500,897         505,000
                                                                              ------------    ------------
                                                                                2,014,896       1,940,510
                                                                              ------------    ------------
               INDUSTRIAL-0.93%
    250,000    Tyco International Group S.A., 6.875% Yankee
                 Bond 1-15-2029 -- LUXEMBOURG...............           A-         252,237         223,225
                                                                              ------------    ------------
               MEDIA-3.27%
    500,000    News America Holdings, 8.875% Deb 4-26-2023
                 -- UNITED STATES...........................         BBB-         575,733         537,243
    250,000    Westinghouse Electric Corp., 7.875% Deb
                 9-1-2023 -- UNITED STATES..................         BBB-         276,229         247,162
                                                                              ------------    ------------
                                                                                  851,962         784,405
                                                                              ------------    ------------
               NATURAL GAS TRANSMISSIONS-1.97%
    500,000    Trans-Canada Pipelines Ltd., 6.49% Yankee
                 Bond 1-21-2009 -- CANADA...................           A-         503,458         473,595
                                                                              ------------    ------------
               OIL-CRUDE PETROLEUM AND GAS-3.92%
    500,000    Saga Petroleum ASA, 7.25% Yankee Bond
                 9-23-2027 -- NORWAY........................          BBB         508,392         454,649
    500,000    YPF Sociedad Anonima, 7.25% Yankee Sr Note
                 3-15-2003 -- ARGENTINA (f).................         BBB-         499,394         485,445
                                                                              ------------    ------------
                                                                                1,007,786         940,094
                                                                              ------------    ------------
               OIL-EQUIPMENT WELLS AND SERVICES-1.87%
    500,000    Petroleum Geo-Services ASA, 7.125% Yankee Sr
                 Note 3-30-2028 -- NORWAY...................          BBB         498,570         448,559
                                                                              ------------    ------------

--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                          Market
    Amount                                                     (Unaudited)      Cost (a)       Value (b)
   ---------                                                  -------------   ------------    ------------
               SUPRA-NATIONAL-2.03%
   $500,000    Corp Andina de Fomento, 7.10% Yankee Bond
                 2-1-2003 -- VENEZUELA......................            A     $   501,866     $   486,150
                                                                              ------------    ------------
               TELECOMMUNICATIONS-4.86%
    500,000    360 Communications Alltel Corp., 7.50% Sr
                 Note 3-1-2006 -- UNITED STATES.............            A         518,288         511,944
    250,000    Metronet Communications, 8.16% Sr Disc Note
                 6-15-2008 (Zero coupon through 6-15-2003,
                 thereafter 9.95%) -- CANADA (e)............          BBB         195,442         190,000
    250,000    Telecom Argentina Stet -- FRANCE TELECOM
                 S.A., 9.75% NOTE 7-12-2001 -- ARGENTINA
                 (d)........................................         BBB-         249,695         246,875
    250,000    US West Capital Funding, Inc., 6.50% Bond
                 11-15-2018 -- UNITED STATES................           A-         248,590         217,804
                                                                              ------------    ------------
                                                                                1,212,015       1,166,623
                                                                              ------------    ------------
               TELEPHONE SERVICES-1.01%
    250,000    Telecommunicaciones de Puerto Rico, 6.65%
                 Note 5-15-2006 -- UNITED STATES (f)........          BBB         249,910         242,027
                                                                              ------------    ------------
               UTILITIES-ELECTRIC-1.87%
    500,000    Empresa Nacional de Electricidad, 7.325%
                 Yankee Bond 2-1-2037 -- CHILE..............           A-         497,124         448,432
                                                                              ------------    ------------
               TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                  $11,000,553     $10,371,932
                                                                              ------------    ------------
                                                                              ------------    ------------

CORPORATE BOND-NON-INVESTMENT GRADE-38.09%

--------------------------------------------------------------------------------
                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                          Market
    Amount                                                     (Unaudited)      Cost (a)       Value (b)
   ---------                                                  -------------   ------------    ------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-0.98%
   $250,000    Federal-Mogul Co., 7.375% Note 1-15-2006 --
                 UNITED STATES (f)..........................          BB+     $   249,020     $   234,753
                                                                              ------------    ------------
               BEVERAGE-1.02%
    250,000    Coca-Cola Femsa SA, 8.95% Yankee Note
                 11-1-2006 -- MEXICO........................          BB+         253,642         245,864
                                                                              ------------    ------------
               BROADCASTING-2.93%
    250,000    Chancellor Media Corp., 9.00% Sr Sub
                 10-1-2008 -- UNITED STATES.................            B         275,352         254,375
    250,000    Grupo Televisa S.A., 11.27% Sr Disc Note
                 5-15-2008 (Zero coupon through 5-15-2001,
                 thereafter 13.25%) -- MEXICO (e)...........           BB         218,581         201,250
    250,000    Sinclair Broadcast Group, Inc., 9.00% Sr Sub
                 Note 7-15-2007 -- UNITED STATES (d)........            B         251,029         247,500
                                                                              ------------    ------------
                                                                                  744,962         703,125
                                                                              ------------    ------------
               BUSINESS SERVICES-1.07%
    250,000    Avis Rent A Car, Inc., 11.00% Sr Sub Note
                 5-1-2009 -- UNITED STATES (f)..............          BB-         250,186         256,250
                                                                              ------------    ------------
               CABLE TELEVISION-6.30%
    250,000    Adelphia Communications, Inc., 9.25% Sr Note
                 10-1-2002 -- UNITED STATES.................           B+         253,550         253,750
    500,000    Charter Communications Holdings LLC, 9.92% Sr
                 Disc Note 4-1-2011 (Zero coupon through
                 4-1-2004, thereafter 9.92%) -- UNITED
                 STATES (e)(f)..............................           B+         318,238         305,000
    250,000    CSC Holdings, Inc., 8.125% Sr Deb 8-15-2009
                 -- UNITED STATES...........................          BB+         256,512         251,562
    250,000    Lenfest Communications, 8.25% Sr Sub Note
                 2-15-2008 -- UNITED STATES.................          BB-         249,386         253,750
    250,000    Telewest Communication plc, 8.62% Sr Disc
                 Note 4-15-2009 (Zero coupon until
                 4-15-2004, thereafter 9.25%) -- UNITED
                 KINGDOM (e)(f).............................           B+         172,079         157,500
    500,000    United International Holdings, 10.53% Sr Disc
                 Note 2-15-2008 (Zero coupon through
                 2-15-2003, thereafter 10.75%) -- UNITED
                 STATES (e).................................            B         350,281         290,000
                                                                              ------------    ------------
                                                                                1,600,046       1,511,562
                                                                              ------------    ------------
               CHEMICALS-1.05%
    250,000    Lyondell Chemical Co., 9.875% Sr Secured
                 5-1-2007 -- UNITED STATES (d)..............           BB         250,398         252,500
                                                                              ------------    ------------
               DAIRY PRODUCTS-0.94%
    250,000    Fage Dairy Industries S.A., 9.00% Yankee Sr
                 Note 2-1-2007 -- GREECE....................           BB         244,462         225,000
                                                                              ------------    ------------
               ENTERTAINMENT-1.04%
    250,000    Speedway Motorsports, Inc., 8.50% Sr Sub Deb
                 Ser D 8-15-2007 -- UNITED STATES...........           B+         253,286         250,000
                                                                              ------------    ------------

FORTIS BOND FUNDS
STRATEGIC INCOME FUND (CONTINUED)
Schedule of Investments
July 31, 1999

CORPORATE BOND-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                          Market
    Amount                                                     (Unaudited)      Cost (a)       Value (b)
   ---------                                                  -------------   ------------    ------------
               FOOD-MISCELLANEOUS-1.02%
   $250,000    Luigino's, Inc., 10.00% Sr Sub Note 2-1-2006
                 -- UNITED STATES (f).......................           B-     $   251,266     $   244,688
                                                                              ------------    ------------
               FOREIGN-GOVERNMENT-6.93%
    250,000    Argentina (Republic of), 11.375% Global Bond
                 1-30-2017 -- ARGENTINA.....................           BB         282,571         210,000
    250,000    Brazil (Republic of), 10.125% Global Bond
                 5-15-2027 -- BRAZIL........................           B+         251,239         178,750
    250,000    Brazil (Republic of), 11.625% Global Bond
                 4-15-2004 -- BRAZIL........................           B+         247,765         227,500
    250,000    Panama (Republic of), 8.875% Global Bond
                 9-30-2027 -- PANAMA........................          BB+         247,528         201,875
    250,000    Philippines (Republic of), 8.875% Global Bond
                 4-15-2008 -- PHILIPPINES...................          BB+         243,930         244,063
    500,000    United Mexican States, 6.25% Secured Bond Ser
                 W-B 12-31-2019 -- MEXICO...................           BB         378,613         353,125
    250,000    United Mexican States, 9.875% Global Bond
                 1-15-2007 -- MEXICO........................           BB         262,006         247,500
                                                                              ------------    ------------
                                                                                1,913,652       1,662,813
                                                                              ------------    ------------
               MACHINERY-0.89%
    250,000    Clark Material Handling Co., 10.75% Sr Note
                 11-15-2006 -- UNITED STATES................           B+         263,681         213,750
                                                                              ------------    ------------
               OIL-CRUDE PETROLEUM AND GAS-0.41%
    100,000    Swift Energy Co., 10.25% Sr Sub Note 8-1-2009
                 -- UNITED STATES...........................           B-          99,236          99,236
                                                                              ------------    ------------
               PAPER-1.06%
    250,000    Packaging Corp. of America, 9.625% Sr Sub
                 Note 4-1-2009 -- UNITED STATES (f).........            B         256,535         253,750
                                                                              ------------    ------------
               RETAIL-GROCERY-1.07%
    250,000    Big V Supermarkets, Inc., 11.00% Sr Sub Note
                 2-15-2004 -- UNITED STATES.................           B-         258,448         256,250
                                                                              ------------    ------------
               STEEL AND IRON-1.01%
    250,000    Wheeling-Pittsburgh Corp., 9.25% Sr Note
                 11-15-2007 -- UNITED STATES................           B+         255,097         241,250
                                                                              ------------    ------------
               TELECOMMUNICATIONS-8.39%
    250,000    Intermedia Communications, Inc., 8.50% Sr
                 Note 1-15-2008 -- UNITED STATES............            B         250,000         222,500
    250,000    McleodUSA, Inc., 8.125% Sr Note 2-15-2009 --
                 UNITED STATES..............................           B+         248,973         226,250
    250,000    Microcell Telecommunications, Inc., 12.52% Sr
                 Disc Note 6-1-2006 (Zero coupon through
                 12-1-2001, thereafter 14.00%) -- CANADA
                 (e)........................................          B3*         198,567         203,750
    500,000    Nextel Communications, Inc., 10.06% Sr Disc
                 Note 9-15-2007 (Zero coupon through
                 9-15-2002, thereafter 10.65%) -- UNITED
                 STATES (e).................................           B-         375,027         367,500
    250,000    Orange plc, 9.00% Sr Sub Deb 6-1-2009 --
                 UNITED KINGDOM (d).........................          BB-         250,932         251,250
    250,000    RCN Corp., 10.00% Sr Note 10-15-2007 --
                 UNITED STATES..............................          B3*         256,149         245,000
    250,000    Rogers Cantel, Inc., 9.375% Sr Secured Deb
                 6-1-2008 -- CANADA.........................          BB+         264,213         260,938
    250,000    Splitrock Services, Inc., 11.75% Sr Note
                 7-15-2008 -- UNITED STATES.................           NR         251,840         235,000
                                                                              ------------    ------------
                                                                                2,095,701       2,012,188
                                                                              ------------    ------------
               TELEPHONE SERVICES-1.98%
    250,000    Alaska Communications SY, 9.375% Sr Sub Note
                 5-15-2009 -- UNITED STATES (d).............           B+         250,393         239,375
    250,000    Level 3 Communications, Inc., 9.125% Sr Note
                 5-1-2008 -- UNITED STATES..................            B         249,384         236,875
                                                                              ------------    ------------
                                                                                  499,777         476,250
                                                                              ------------    ------------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                  $ 9,739,395     $ 9,139,229
                                                                              ------------    ------------
                                                                              ------------    ------------

U.S. GOVERNMENT SECURITIES-6.01%

--------------------------------------------------------------------------------
   Principal                                                                      Market
    Amount                                                       Cost (a)       Value (b)
   ---------                                                   ------------    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.01%
               MORTGAGE BACKED SECURITIES:
   $490,427    6.30% 2008...................................   $   491,016     $   471,061
    260,758    6.48% 2008...................................       263,072         253,220
    492,306    6.54% 2007...................................       500,414         479,756
    240,744    6.63% 2005...................................       246,875         238,241
                                                               ------------    ------------
               TOTAL U.S. GOVERNMENT SECURITIES.............     1,501,377       1,442,278
                                                               ------------    ------------
                                                               ------------    ------------
               TOTAL LONG-TERM INVESTMENTS..................   $23,265,269     $21,926,924
                                                               ------------    ------------
                                                               ------------    ------------

SHORT-TERM INVESTMENTS-7.27%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                       Value (b)
   -----------                                                   ------------
                 BANKS-5.18%
   $1,243,401    U.S. Bank N.A. Money Market Variable Rate
                   Time Deposit, Current rate -- 4.91%........   $ 1,243,401
                                                                 ------------
                 U.S. GOVERNMENT AGENCY-2.09%
      500,000    Federal National Mortgage Association, 5.11%,
                   8-3-1999...................................       499,791
                                                                 ------------
                 TOTAL SHORT-TERM INVESTMENTS.................     1,743,192
                                                                 ------------
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $25,008,461) (A)...........................   $23,670,116
                                                                 ------------
                                                                 ------------

 (a) At July 31, 1999, the cost of securities for federal income tax purposes was $25,008,461 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $    22,468
          Unrealized depreciation...........................   (1,360,813)
          ---------------------------------------------------------------
          Net unrealized depreciation.......................  $(1,338,345)
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 30.90% of total net assets in investment grade securities and 13.37% of total net assets in non-investment grade securities.
 (d) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Period Acquired  Shares/Par   Security                                                                            Cost Basis
---------------  -----------  ----------------------------------------------------------------------------------  -----------
1999                250,000   Alaska Communications SY due 2009 - 144A                                             $ 250,393
1999                500,000   Dresdner Funding Trust due 2031 - 144A                                                 500,000
1999                250,000   Lyondell Chemical Co. due 2007 - 144A                                                  250,398
1999                250,000   Orange plc, due 2009 - 144A                                                            250,932
1999                250,000   Sinclair Broadcasting Group , Inc. due 2007 - 144A                                     251,029
1999                250,000   Telecom Argentina Stet due 2001 - 144A                                                 249,695

    The aggregate value of these securities at July 31, 1999, was $1,700,533, which represents 7.09% of total net assets.
 (e) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (f) Securities sold within the terms of a private placement memorandum, exempt form registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 1999, was $2,903,562, which represents 12.10% of total net assets.
  * Moody's Rating

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO
Schedule of Investments
July 31, 1999

CORPORATE BONDS-INVESTMENT GRADE-1.27%

--------------------------------------------------------------------------------
                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                           Market
     Amount                                                      (Unaudited)      Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 FINANCIAL SERVICES-0.67%
   $1,137,000    Homeside, Inc., 11.25% Second Priority Sr
                   Secured Note 5-15-2003.....................           A+     $   1,164,015    $   1,289,074
                                                                                -------------    -------------
                 TELECOMMUNICATIONS-0.60%
    1,500,000    Metronet Communications, 8.16% Sr Disc Note
                   6-15-2008 (Zero coupon through 6-15-2003,
                   thereafter 9.95%) (f)......................          BBB         1,172,649        1,140,000
                                                                                -------------    -------------
                 TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                  $   2,336,664    $   2,429,074
                                                                                -------------    -------------
                                                                                -------------    -------------

CORPORATE BONDS-NON-INVESTMENT GRADE-92.49%

--------------------------------------------------------------------------------
                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                           Market
     Amount                                                      (Unaudited)      Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 APPAREL-1.37%
   $2,500,000    Hosiery Corp. of America, Inc., 13.75% Sr Sub
                   Note 8-1-2002..............................           B-     $   2,621,714    $   2,637,500
                                                                                -------------    -------------
                 AUTOMOBILE AND MOTOR VEHICLE PARTS-3.11%
    2,500,000    Diamond Triumph Auto, 9.25% Sr Note 4-1-2008
                   (g)........................................           B+         2,547,704        2,425,000
    1,500,000    Dura Operating Corp., 9.00% Sr Sub Note
                   5-1-2009 (g)...............................            B         1,502,920        1,436,250
    2,250,000    Hayes Lemmerz International, Inc., 8.25% Sr
                   Sub Note 12-15-2008........................            B         2,259,842        2,109,375
                                                                                -------------    -------------
                                                                                    6,310,466        5,970,625
                                                                                -------------    -------------
                 BROADCASTING-6.17%
      750,000    Ackerley Group, Inc., 9.00% Sr Sub Note
                   1-15-2009..................................            B           750,000          735,000
    2,500,000    Chancellor Media Corp., 8.00% Sr Note
                   11-1-2008..................................           B+         2,479,811        2,443,750
    2,000,000    Grupo Televisa S.A., 11.27% Sr Disc Note
                   5-15-2008 (Zero coupon through 5-15-2001,
                   thereafter
                   13.25%) (f)................................           BB         1,748,266        1,610,000
    1,000,000    Shop at Home, Inc., 11.00% Sr Secured Note
                   4-1-2005...................................            B         1,000,000          980,000
    3,000,000    Sinclair Broadcasting Group, Inc., 10.00% Sr
                   Sub Note 9-30-2005.........................            B         3,083,593        3,060,000
    2,885,000    Young Broadcasting Corp., 11.75% Sr Sub Note
                   11-15-2004.................................            B         3,107,449        3,036,462
                                                                                -------------    -------------
                                                                                   12,169,119       11,865,212
                                                                                -------------    -------------
                 BUSINESS SERVICES-1.07%
    2,000,000    Avis Rent A Car, Inc., 11.00% Sr Sub Note
                   5-1-2009 (g)...............................          BB-         2,001,484        2,050,000
                                                                                -------------    -------------
                 CABLE TELEVISION-16.41%
    1,000,000    Adelphia Communications, Inc., 8.375% Sr Note
                   2-1-2008...................................           B+         1,006,780          961,250
    3,500,000    Adelphia Communications, Inc., 9.25% Sr Note
                   10-1-2002..................................           B+         3,551,229        3,552,500
   10,117,492    Australis Media Ltd., 14.00% Sr Disc Note
                   5-15-2003 (Zero coupon through 5-15-2000,
                   thereafter 15.75%)(with warrants)(a)
                   (e)(f).....................................            D         7,594,969              101
    2,500,000    Century Communications Corp., 8.875% Sr Note
                   1-15-2007..................................          BB-         2,572,036        2,475,000
    6,000,000    Charter Communications Holdings LLC, 9.92% Sr
                   Disc Note 4-1-2011 (Zero coupon through
                   4-1-2004, thereafter 9.92%) (f)(g).........           B+         3,818,858        3,660,000
    1,000,000    CSC Holdings, Inc., 10.50% Sr Sub Deb
                   5-15-2016..................................          BB-         1,014,251        1,115,000
    1,000,000    CSC Holdings, Inc., 8.125% Sr Deb
                   8-15-2009..................................          BB+         1,052,879        1,006,250
    2,000,000    CSC Holdings, Inc., 9.25% Sr Sub Note
                   11-1-2005..................................          BB-         2,089,969        2,055,000
    2,000,000    Galaxy Telecom L.P., 12.375% Sr Sub Note
                   10-1-2005..................................           B-         2,161,582        2,160,000
    1,500,000    Lenfest Communications, 7.625% Sr Note
                   2-15-2008..................................          BB+         1,496,246        1,530,000
    1,750,000    Lenfest Communications, 8.25% Sr Sub Note
                   2-15-2008..................................          BB-         1,745,699        1,776,250
      500,000    Mediacom LLC/Capital Corp., 7.875% Sr Note
                   2-15-2011 (g)..............................           B+           446,168          452,500
    2,000,000    Mediacom LLC/Capital Corp., 8.50% Sr Note
                   4-15-2008..................................           B+         2,000,000        1,900,000
    3,000,000    Olympus Communication L.P., 10.625% Sr Note
                   11-15-2006.................................           B+         3,000,000        3,225,000
    2,000,000    Rifkin Acquisition Partners L.P., 11.125% Sr
                   Sub Note 1-15-2006.........................           B-         2,187,241        2,170,000
    3,500,000    Telewest Communication plc, 9.16% Sr Disc
                   Note 4-15-2009 (Zero coupon through
                   4-15-2004, thereafter 9.25%) (f)(g)........           B+         2,304,644        2,205,000

--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                           Market
     Amount                                                      (Unaudited)      Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
   $2,250,000    United International Holdings, 11.00% Sr Disc
                   Note 2-15-2008 (Zero coupon through
                   2-15-2003, thereafter 10.75%) (f)..........            B     $   1,527,617    $   1,305,000
                                                                                -------------    -------------
                                                                                   39,570,168       31,548,851
                                                                                -------------    -------------
                 CHEMICALS-3.24%
    2,000,000    Agricultural Minerals & Chemicals, 10.75% Sr
                   Note 9-30-2003.............................          BB-         2,072,228        1,660,000
    2,500,000    NL Industries, Inc., 11.75% Sr Secured Note
                   10-15-2003.................................            B         2,721,915        2,600,000
    4,000,000    Trans-Resources, Inc., 11.93% Sr Disc Note
                   3-15-2008 (Zero coupon through 3-15-03,
                   thereafter
                   12.00%) (f)................................           B-         2,638,169        1,960,000
                                                                                -------------    -------------
                                                                                    7,432,312        6,220,000
                                                                                -------------    -------------
                 CONSUMER GOODS-1.02%
    1,250,000    Chattem, Inc., 12.75% Sr Sub Note Ser B
                   6-15-2004..................................           B-         1,251,573        1,356,250
      250,000    Scotts Co., 8.625% Sr Sub Note 1-15-2009
                   (g)........................................           B+           250,000          245,625
      375,000    Windmere-Durable Holdings, 10.00% Sr Sub Note
                   7-31-2008..................................           B-           375,000          361,875
                                                                                -------------    -------------
                                                                                    1,876,573        1,963,750
                                                                                -------------    -------------
                 DAIRY PRODUCTS-1.29%
    2,750,000    Fage Dairy Industries S.A., 9.00% Yankee Sr
                   Note 2-1-2007..............................           BB         2,655,648        2,475,000
                                                                                -------------    -------------
                 ELECTRICAL-COMPONENTS AND PARTS-1.26%
    2,500,000    Wesco Distribution, Inc., 9.125% Sr Sub Note
                   6-1-2008...................................            B         2,492,496        2,425,000
                                                                                -------------    -------------
                 ENERGY-0.95%
    2,000,000    Energy Corp. of America, 9.50% Sr Sub Note
                   5-15-2007..................................            B         2,008,866        1,820,000
                                                                                -------------    -------------
                 ENTERTAINMENT-3.31%
    4,500,000    Isle of Capri Casinos, 8.75% Sr Sub Note
                   4-15-2009 (g)..............................            B         4,500,000        4,117,500
    2,250,000    Speedway Motorsports, Inc., 8.50% Sr Sub Deb
                   Ser D 8-15-2007............................           B+         2,273,660        2,250,000
                                                                                -------------    -------------
                                                                                    6,773,660        6,367,500
                                                                                -------------    -------------
                 FOOD-MISCELLANEOUS-1.68%
      750,000    Agrilink Foods, Inc., 11.875% Sr Sub Note
                   11-1-2008..................................            B           750,000          757,500
    1,250,000    Fresh Foods, Inc., 10.75% Sr Note 6-1-2006...            B         1,250,000        1,243,750
    1,250,000    Luigino's, Inc., 10.00% Sr Sub Note 2-1-2006
                   (g)........................................           B-         1,256,332        1,223,437
                                                                                -------------    -------------
                                                                                    3,256,332        3,224,687
                                                                                -------------    -------------
                 FOREIGN-GOVERNMENT-0.37%
    1,000,000    United Mexican States, 6.25% Secured Bond Ser
                   W-B 12-31-2019.............................           BB           757,226          706,250
                                                                                -------------    -------------
                 FOREST PRODUCTS-1.72%
    1,750,000    Domtar, Inc., 8.75% Note 8-1-2006............          BB+         1,827,160        1,800,313
    1,500,000    Stone Container Corp., 9.875% Sr Note
                   2-1-2001...................................            B         1,517,225        1,507,500
                                                                                -------------    -------------
                                                                                    3,344,385        3,307,813
                                                                                -------------    -------------
                 HEALTH CARE SERVICES-2.02%
    2,000,000    Quorum Health Group, Inc., 8.75% Sr Sub Note
                   11-1-2005..................................           B+         2,061,242        1,925,000
    2,000,000    Tenet Healthcare Corp., 8.625% Sr Sub Note
                   1-15-2007..................................          BB-         2,061,919        1,950,000
                                                                                -------------    -------------
                                                                                    4,123,161        3,875,000
                                                                                -------------    -------------
                 LEISURE TIME-AMUSEMENTS-2.50%
    3,000,000    Argosy Gaming, 10.75% Sr Sub Note 6-1-2009
                   (g)........................................           B-         3,003,589        3,060,022
      216,537    Capital Gaming International, Inc., 12.00% Sr
                   Note 5-28-2001 (e).........................           NR                --               --
      750,000    Florida Panthers Holdings, 9.875% Sr Sub Note
                   4-15-2009..................................           B-           751,693          720,000
    1,000,000    Station Casinos, Inc., 10.125% Sr Sub Note
                   3-15-2006..................................           B+           968,679        1,025,000
                                                                                -------------    -------------
                                                                                    4,723,961        4,805,022
                                                                                -------------    -------------
                 MACHINERY-2.56%
    1,500,000    Anthony Crane Rentals, 10.375% Sr Note
                   8-1-2008...................................            B         1,500,000        1,425,000
    4,095,000    Clark Material Handling Co., 10.75% Sr Note
                   11-15-2006.................................           B+         4,220,772        3,501,225
                                                                                -------------    -------------
                                                                                    5,720,772        4,926,225
                                                                                -------------    -------------

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
July 31, 1999

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                           Market
     Amount                                                      (Unaudited)      Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 MACHINERY-TOOLS-1.65%
   $3,295,000    Simonds Industries, 10.25% Sr Sub Note
                   7-1-2008...................................           B-     $   3,179,959    $   3,179,675
                                                                                -------------    -------------
                 MEDICAL SUPPLIES-1.10%
    2,000,000    Maxxim Medical, 10.50% Sr Sub Note
                   8-1-2006...................................            B         2,178,695        2,110,000
                                                                                -------------    -------------
                 MISCELLANEOUS-0.71%
    1,500,000    La Petite Acad/LPA Holdings, 10.00% Sr Note
                   5-15-2008..................................           B-         1,500,000        1,372,500
                                                                                -------------    -------------
                 OFFICE EQUIPMENT AND SUPPLIES-0.73%
    1,500,000    Iron Mountain, Inc., 8.25% Sr Sub Note
                   7-1-2011 (g)...............................           B-         1,497,362        1,395,000
                                                                                -------------    -------------
                 OIL-CRUDE PETROLEUM AND GAS-0.52%
      500,000    Ocean Energy, Inc., 8.875% Sr Sub Note
                   7-15-2007..................................          BB-           496,598          498,750
      500,000    Swift Energy Co., 10.25% Sr Sub Note
                   8-1-2009...................................           B-           496,180          496,180
                                                                                -------------    -------------
                                                                                      992,778          994,930
                                                                                -------------    -------------
                 OIL-OFFSHORE DRILLING-1.23%
    2,250,000    RBF Finance Co., 11.375% Sr Secured Note
                   3-15-2009..................................          BB-         2,257,051        2,362,500
                                                                                -------------    -------------
                 PAPER-2.10%
    2,000,000    Packaging Corp. of America, 9.625% Sr Sub
                   Note 4-1-2009 (g)..........................            B         2,000,000        2,030,000
    2,500,000    Plainwell, Inc., 11.00% Sr Sub Note
                   3-1-2008...................................           B-         2,500,000        2,000,000
                                                                                -------------    -------------
                                                                                    4,500,000        4,030,000
                                                                                -------------    -------------
                 PRINTING-3.64%
    1,500,000    Cadmus Communication Corp., 9.75% Sr Sub Note
                   6-1-2009 (g)...............................            B         1,501,880        1,503,750
    1,500,000    Day International Group, Inc., 11.125% Sr
                   Note 6-1-2005..............................           B+         1,618,840        1,590,000
    2,250,000    Mail-Well Corp., 8.75% Sr Sub Note
                   12-15-2008.................................           B+         2,260,186        2,154,375
      750,000    Phoenix Color Corp., 10.375% Sr Sub Note
                   2-1-2009...................................           B-           753,070          723,750
    1,000,000    World Color Press, Inc., 8.375% Sr Sub Note
                   11-15-2008.................................          BB-         1,000,000        1,015,000
                                                                                -------------    -------------
                                                                                    7,133,976        6,986,875
                                                                                -------------    -------------
                 PUBLISHING-1.49%
    2,000,000    Garden State Newspapers, 8.75% Sr Sub Note
                   10-1-2009..................................           B+         2,013,711        1,910,000
    1,000,000    Primedia, Inc., 7.625% Sr Note 4-1-2008......          BB-           990,642          955,000
                                                                                -------------    -------------
                                                                                    3,004,353        2,865,000
                                                                                -------------    -------------
                 RESTAURANTS AND FRANCHISING-0.98%
    2,000,000    Advantica Restaurant Group, Inc., 11.25% Sr
                   Note 1-15-2008.............................            B         2,148,838        1,880,000
                                                                                -------------    -------------
                 SHIP BUILDING, SHIPPING-1.88%
    3,500,000    Newport News Ship Building, 9.25% Sr Sub Note
                   12-1-2006..................................           B+         3,698,329        3,613,750
                                                                                -------------    -------------
                 STEEL AND IRON-1.00%
    2,000,000    Wheeling-Pittsburgh Corp., 9.25% Sr Note
                   11-15-2007.................................           B+         2,040,774        1,930,000
                                                                                -------------    -------------
                 TELECOMMUNICATIONS-18.99%
      750,000    Centennial Cellular, 10.75% Sr Sub Note
                   12-15-2008 (g).............................         CCC+           750,000          785,625
    1,250,000    Emmis Communications Corp., 8.125% Sr Sub
                   Note 3-15-2009.............................           B-         1,253,823        1,200,000
    2,250,000    Hermes Europe Railtel B.V., 10.375% Sr Sub
                   Note 1-15-2009.............................            B         2,250,000        2,227,500
    2,500,000    Hyperion Telecommunications, 12.25% Sr Note
                   9-1-2004...................................          BB-         2,662,784        2,637,500
    2,500,000    Intermedia Communications, Inc., 8.50% Sr
                   Note 1-15-2008.............................            B         2,583,864        2,225,000
    2,000,000    Intermedia Communications, Inc., 9.03% Sr
                   Disc Note 7-15-2007 (Zero coupon through
                   7-15-2002, thereafter 11.25%) (f)..........            B         1,623,535        1,400,000
    3,625,000    ITC Deltacom, Inc., 11.00% Sr Note
                   6-1-2007...................................            B         4,054,251        3,878,750
      500,000    ITC Deltacom, Inc., 9.75% Sr Note
                   11-15-2008.................................            B           500,000          510,000
      750,000    McleodUSA, Inc., 8.125% Sr Note 2-15-2009....           B+           752,332          678,750
    2,500,000    McleodUSA, Inc., 9.25% Sr Note 7-15-2007.....           B+         2,677,089        2,425,000
      250,000    McleodUSA, Inc., 9.50% Sr Note 11-1-2008.....           B+           250,000          249,375
    1,500,000    Metromedia Fiber Network, Inc., 10.00% Sr
                   Note 11-15-2008............................            B         1,508,291        1,522,500
    5,500,000    Nextel Communications, Inc. 9.98% Sr Disc
                   Note 9-15-2007 (Zero coupon through
                   9-15-2002, thereafter 10.65%) (f)..........           B-         4,143,098        4,042,500

--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                           Market
     Amount                                                      (Unaudited)      Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
   $1,750,000    NTL, Inc., 12.375% Sr Note 10-1-2008 (Zero
                   coupon through 10-1-2003, thereafter
                   12.375%) (f)...............................           B-     $   1,062,996    $   1,198,750
    1,400,000    Omnipoint Corp., 11.625% Sr Note Ser A
                   8-15-2006..................................         CCC+         1,366,958        1,442,000
    1,750,000    Psinet, Inc., 11.00% Sr Note 8-1-2009 (with
                   rights) (g)................................           B-         1,772,149        1,736,875
      500,000    Qwest Communications International, 8.29% Sr
                   Disc Note 2-1-2008 (Zero coupon through
                   2-1-2003, thereafter 8.29%) (f)............          BB+           376,758          370,000
    4,250,000    Rogers Cantel, Inc., 9.375% Sr Secured Deb
                   6-1-2008...................................          BB+         4,491,627        4,435,938
    3,750,000    Splitrock Services, Inc., 11.75% Sr Note
                   7-15-2008..................................           NR         3,713,028        3,525,000
                                                                                -------------    -------------
                                                                                   37,792,583       36,491,063
                                                                                -------------    -------------
                 TELEPHONE SERVICES-1.15%
    4,000,000    Telecorp PCS, Inc., 11.625% Sr Sub Note
                   4-15-2009 (Zero coupon through 4-15-2004,
                   thereafter 11.625%) (f)(g).................           NR         2,350,698        2,220,000
                                                                                -------------    -------------
                 TEXTILE MANUFACTURING-2.08%
    2,250,000    Galey & Lord, Inc., 9.125% Sr Sub Note
                   3-1-2008...................................            B         2,239,817        1,125,000
    3,000,000    Pillowtex Corp., 10.00% Sr Sub Note
                   11-15-2006.................................           B+         3,174,192        2,880,000
                                                                                -------------    -------------
                                                                                    5,414,009        4,005,000
                                                                                -------------    -------------
                 UTILITIES-ELECTRIC-0.98%
    2,000,000    AES Corp., 8.50% Sr Sub Note 11-1-2007.......           B+         2,048,894        1,890,000
                                                                                -------------    -------------
                 WASTE DISPOSAL-2.21%
    2,000,000    IT Group, Inc., 11.25% Sr Sub Note 4-1-2009
                   (g)........................................           B+         2,000,000        1,920,000
    2,125,000    Norcal Waste Systems, Inc., 13.50% Increasing
                   Rate Sr Note 11-15-2005....................          BB-         2,125,000        2,332,188
                                                                                -------------    -------------
                                                                                    4,125,000        4,252,188
                                                                                -------------    -------------
                 TOTAL CORPORATE BONDS - NON-INVESTMENT
                   GRADE......................................                  $ 193,701,642    $ 177,766,916
                                                                                -------------    -------------
                                                                                -------------    -------------

PREFERRED STOCKS-0.69%

--------------------------------------------------------------------------------
                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 OIL-REFINING-0.69%
    1,500,000    R&B Falcon Corp., 13.875% Cumm. Preferred
                   5-1-2009 (Dividend is payable in
                   kind)(e)...................................   $   1,358,550    $   1,330,779
                                                                 -------------    -------------

COMMON STOCKS AND WARRANTS-0.72%

--------------------------------------------------------------------------------
                                                                                  Market
    Shares                                                      Cost (b)         Value (c)
   --------                                                   -------------    -------------
              APPAREL-0.03%
     1,250    Hosiery Corp. of America, Inc. Class A
                (a)(e).....................................   $      21,150    $      50,000
                                                              -------------    -------------
              AUTOMOBILE AND MOTOR VEHICLE PARTS-0.00%
       750    Highwaymaster Communications, Inc. (Warrants)
                (a)(e).....................................          13,125              189
                                                              -------------    -------------
              CABLE TELEVISION-0.00%
     7,500    People's Choice T.V. Corp. (Warrants)
                (a)(e).....................................              78               --
                                                              -------------    -------------
              CONSUMER GOODS-0.00%
     3,000    Wireless One, Inc. (Warrants) (a)(e).........          23,493               30
                                                              -------------    -------------
              LEISURE TIME-AMUSEMENTS-0.00%
    15,750    Capital Gaming International, Inc. (a).......              --              158
     6,000    Hemmeter Enterprises, Inc. (Warrants)
                (a)(e).....................................          24,000               --
                                                              -------------    -------------
                                                                     24,000              158
                                                              -------------    -------------
              OIL-REFINING-0.08%
     1,500    R & B Falcon Corp. (Warrants) (a)(g).........         141,450          150,000
                                                              -------------    -------------

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
July 31, 1999

COMMON STOCKS AND WARRANTS-CONTINUED
--------------------------------------------------------------------------------

                                                                                  Market
    Shares                                                      Cost (b)         Value (c)
   --------                                                   -------------    -------------
              PUBLISHING-0.00%
     5,542    Marvel Enterprises, Inc. Class A (Warrants)
                (a)........................................   $     380,278    $       5,542
     9,387    Marvel Enterprises, Inc. Class C (Warrants)
                (a)........................................       1,288,210            2,640
                                                              -------------    -------------
                                                                  1,668,488            8,182
                                                              -------------    -------------
              TELECOMMUNICATIONS-0.61%
     6,600    Clearnet Communications, Inc. (Warrants) (a)
                (e)........................................          76,725          111,700
    63,759    e.spire Communications, Inc. (Warrants)
                (a)........................................         618,165          637,590
     1,000    Hyperion Telecom (Warrants) (a) (e)..........          20,000          107,000
    12,800    Powertel, Inc. (Warrants) (a) (e)............          94,118           97,920
     3,750    Splitrock Service (Warrants) (a).............          46,195          225,000
                                                              -------------    -------------
                                                                    855,203        1,179,210
                                                              -------------    -------------
              TOTAL COMMON STOCKS AND WARRANTS.............       2,746,987        1,387,769
                                                              -------------    -------------
                                                              -------------    -------------
              TOTAL LONG-TERM INVESTMENTS..................   $ 200,143,843    $ 182,914,538
                                                              -------------    -------------
                                                              -------------    -------------

SHORT-TERM INVESTMENTS-3.34%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-1.64%
   $3,160,347    U.S. Bank N.A. Money Market Variable Rate
                   Time Deposit, Current rate -- 4.91%........   $   3,160,347
                                                                 -------------
                 DIVERSIFIED FINANCE-1.70%
    3,263,000    Associates Corp. Master Variable Rate Note,
                   Current rate -- 5.01%......................       3,263,000
                                                                 -------------
                 TOTAL SHORT-TERM INVESTMENTS.................   $   6,423,347
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $206,567,190)(B)...........................   $ 189,337,885
                                                                 -------------
                                                                 -------------

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At July 31, 1999, the cost of securities for federal income tax purposes was $206,572,753 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  1,988,226
Unrealized depreciation.....................................   (19,223,094)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $(17,234,868)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.64% of net assets as of July 31, 1999.
 (e) Securities issued with in the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Period Acquired     Shares/Par  Security                                                                        Cost Basis
------------------  ----------  ------------------------------------------------------------------------------  ----------
1996-1997           10,117,492  Australis Media Ltd. (with warrants) due 2003                                   $7,594,969
1999                   216,537  Capital Gaming International due 2001 - 144A                                            --
1996                     6,600  Clearnet Communications, Inc. (Warrants) - 144A                                     76,725
1994                     6,000  Hemmeter Enterprises, Inc. (Warrants) - 144A                                        24,000
1997                       750  Highwaymaster Communications, Inc. (Warrants) - 144A                                13,125
1994                     1,250  Hosiery Corp. of America, Inc. Class A - 144A                                       21,150
1997                     1,000  Hyperion Telecom (Warrants) - 144A                                                  20,000
1997                     7,500  People's Choice T.V. Corp. (Warrants)                                                   78
1997                    12,800  Powertel, Inc. (Warrants)                                                           94,118
1999                 1,500,000  R&B Falcon Corp. - 144A                                                          1,358,550
1996                     3,000  Wireless One, Inc. (Warrants)                                                       23,493

    The aggregate value of these securities at July 31, 1999, was $1,697,741, which represents .88% of total net assets.
 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) Securities sold within the terms of a private placement memorandum, exempt from registration under S ection 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 1999, was $32,616,562, which represents 16.97% of total net assets.

FORTIS BOND FUNDS

Statements of Assets and Liabilities

July 31, 1999

--------------------------------------------------------------------------------
                                                                        U.S.
                                                                     GOVERNMENT      STRATEGIC
                                                                     SECURITIES        INCOME        HIGH YIELD
                                                                        FUND            FUND         PORTFOLIO
                                                                   --------------  --------------  --------------
ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at market (cost $326,726,621; $25,008,461; and
    $206,567,190; respectively) (Note 1).........................  $  322,530,091  $   23,670,116  $  189,337,885
  Cash on deposit with custodian.................................              --              --          18,750
  Collateral for securities lending transactions (Note 1)........      84,566,750              --              --
  Receivables:
    Investment securities sold...................................          89,653              --           1,750
    Interest and dividends.......................................       3,252,993         408,171       4,066,340
    Subscriptions of capital stock...............................           7,601           2,458           6,041
  Deferred registration costs (Note 1)...........................          22,869          12,666          21,829
  Deferred organizational costs (Note 1).........................              --          21,667              --
                                                                   --------------  --------------  --------------
TOTAL ASSETS.....................................................     410,469,957      24,115,078     193,452,595
                                                                   --------------  --------------  --------------
LIABILITIES:
  Cash portion of dividends payable..............................         332,693           5,222         494,987
  Payable upon return of securities loaned (Note 1)..............      84,566,750              --              --
  Payable for investment securities purchased....................       3,845,156          99,236         496,180
  Redemptions of capital stock...................................          60,330              --          82,967
  Payable for investment advisory and management fees (Note 2)...         198,793           2,437         121,196
  Payable for distribution fees (Note 2).........................           2,496             603          10,108
  Accounts payable and accrued expenses..........................          58,532          15,686          40,764
                                                                   --------------  --------------  --------------
TOTAL LIABILITIES................................................      89,064,750         123,184       1,246,202
                                                                   --------------  --------------  --------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per
    share-authorized 10,000,000,000, 10,000,000,000, and
    10,000,000,000 shares, respectively..........................     390,624,794      26,132,523     235,752,977
  Unrealized depreciation of investments.........................      (4,196,530)     (1,338,345)    (17,229,305)
  Undistributed net investment income (excess of distributions
    over)........................................................         255,331           3,686        (340,774)
  Accumulated net realized loss from sale of investments.........     (65,278,388)       (805,970)    (25,976,505)
                                                                   --------------  --------------  --------------
TOTAL NET ASSETS.................................................  $  321,405,207  $   23,991,894  $  192,206,393
                                                                   --------------  --------------  --------------
                                                                   --------------  --------------  --------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of $49,273,980; $22,207,363;
  and $106,920,950; respectively and 5,497,787; 2,428,411; and
  16,036,606 shares outstanding; respectively)...................           $8.96           $9.14           $6.67
                                                                   --------------  --------------  --------------
Class B shares (based on net assets of $4,702,686; $814,709; and
  $22,814,492; respectively and 525,994; 89,098; and 3,421,053
  shares outstanding; respectively)..............................           $8.94           $9.14           $6.67
                                                                   --------------  --------------  --------------
Class C shares (based on net assets of $3,070,901; $219,175; and
  $6,050,748; respectively and 343,991; 23,959; and 908,869
  shares outstanding; respectively)..............................           $8.93           $9.15           $6.66
                                                                   --------------  --------------  --------------
Class E shares (based on net assets of $254,095,859; $0; and $0;
  respectively and 28,363,968; 0; and 0 shares outstanding;
  respectively)..................................................           $8.96              --              --
                                                                   --------------  --------------  --------------
Class H shares (based on net assets of $10,261,781; $750,647; and
  $56,420,203; respectively and 1,148,235; 82,116; and 8,466,437
  shares outstanding; respectively)..............................           $8.94           $9.14           $6.66
                                                                   --------------  --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Operations

For the Year Ended July 31, 1999

--------------------------------------------------------------------------------
                                                                        U.S.
                                                                     GOVERNMENT      STRATEGIC
                                                                     SECURITIES        INCOME        HIGH YIELD
                                                                        FUND            FUND         PORTFOLIO
                                                                   --------------  --------------  --------------
NET INVESTMENT INCOME:
  Income:
    Interest income..............................................   $ 21,059,796    $  1,774,766    $ 19,493,159
    Dividend income..............................................             --              --          56,721
    Fee income (Note 1)..........................................         98,923              --              --
                                                                   --------------  --------------  --------------
  Total income...................................................     21,158,719       1,774,766      19,549,880
                                                                   --------------  --------------  --------------
  Expenses:
    Investment advisory and management fees (Note 2).............      2,477,465         189,762       1,459,592
    Distribution fees (Class A) (Note 2).........................        130,559          55,971         365,642
    Distribution fees (Class B) (Note 2).........................         40,420           5,702         257,573
    Distribution fees (Class C) (Note 2).........................         20,678           2,623          68,432
    Distribution fees (Class H) (Note 2).........................        111,023           4,993         643,002
    Registration fees............................................         56,394          49,912          56,725
    Shareholders' notices and reports............................         66,851           7,994          47,700
    Legal and auditing fees (Note 2).............................         46,910          21,150          26,900
    Custodian fees...............................................         14,856           2,600          11,100
    Directors' fees and expenses.................................         24,143           1,853          16,550
    Amortization of organization costs...........................             --           6,504              --
    Other........................................................         25,209           1,622          16,053
                                                                   --------------  --------------  --------------
  Total expenses.................................................      3,014,508         350,686       2,969,269
    Less reimbursable expenses (Note 2)..........................             --         (79,503)             --
                                                                   --------------  --------------  --------------
  Net Expenses...................................................      3,014,508         271,183       2,969,269
                                                                   --------------  --------------  --------------
NET INVESTMENT INCOME............................................     18,144,211       1,503,583      16,580,611
                                                                   --------------  --------------  --------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 1):
  Net realized loss from security transactions...................       (105,226)       (805,970)    (15,531,738)
  Net change in unrealized depreciation of investments...........    (12,599,430)     (1,391,995)     (6,387,800)
                                                                   --------------  --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS...................................    (12,704,656)     (2,197,965)    (21,919,538)
                                                                   --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.....................................................   $  5,439,555    $   (694,382)   $ (5,338,927)
                                                                   --------------  --------------  --------------
                                                                   --------------  --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Changes in Net Assets

U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------
                                                                      FOR THE         FOR THE
                                                                     YEAR ENDED      YEAR ENDED
                                                                   JULY 31, 1999   JULY 31, 1998
                                                                   --------------  --------------
OPERATIONS:
  Net investment income..........................................  $   18,144,211  $   20,795,990
  Net realized gain (loss) from security transactions............        (105,226)      8,346,912
  Net change in unrealized (depreciation) of investments.........     (12,599,430)     (2,474,357)
                                                                   --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............       5,439,555      26,668,545
                                                                   --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A......................................................      (2,622,563)     (3,017,377)
    Class B......................................................        (171,776)       (140,663)
    Class C......................................................         (88,599)        (60,964)
    Class E......................................................     (14,630,693)    (17,164,484)
    Class H......................................................        (470,692)       (524,647)
                                                                   --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS..............................     (17,984,323)    (20,908,135)
                                                                   --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,796,539 and 822,757 shares).......................      16,844,144       7,604,563
    Class B (289,195 and 120,670 shares).........................       2,689,827       1,110,644
    Class C (364,482 and 83,034 shares)..........................       3,400,685         767,893
    Class E (3,851,023 and 2,495,810 shares).....................      36,198,004      23,021,542
    Class H (466,452 and 451,004 shares).........................       4,370,480       4,150,901
  Proceeds from shares issued as a result of reinvested dividends
    Class A (208,031 and 232,525 shares).........................       1,941,525       2,145,251
    Class B (16,315 and 13,455 shares)...........................         151,529         123,897
    Class C (7,080 and 5,419 shares).............................          65,640          49,809
    Class E (1,176,290 and 1,337,763 shares).....................      10,973,982      12,339,811
    Class H (37,302 and 39,802 shares)...........................         347,038         366,333
  Less cost of repurchase of shares
    Class A (2,142,693 and 1,875,615 shares).....................     (20,065,742)    (17,300,337)
    Class B (120,086 and 102,794 shares).........................      (1,113,932)       (946,133)
    Class C (164,225 and 110,004 shares).........................      (1,540,025)     (1,016,334)
    Class E (7,313,196 and 8,637,714 shares).....................     (68,212,077)    (79,603,597)
    Class H (521,603 and 489,094 shares).........................      (4,842,822)     (4,511,053)
                                                                   --------------  --------------
NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS...............     (18,791,744)    (51,696,810)
                                                                   --------------  --------------
TOTAL DECREASE IN NET ASSETS.....................................     (31,336,512)    (45,936,400)
NET ASSETS:
  Beginning of year..............................................     352,741,719     398,678,119
                                                                   --------------  --------------
  End of year (includes undistributed net investment income of
    $255,331 and $95,443, respectively)..........................  $  321,405,207  $  352,741,719
                                                                   --------------  --------------
                                                                   --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Changes in Net Assets

STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
                                                                                   FOR THE PERIOD
                                                                                        FROM
                                                                                    NOVEMBER 10,
                                                                      FOR THE           1997
                                                                     YEAR ENDED    (INCEPTION) TO
                                                                   JULY 31, 1999   JULY 31, 1998
                                                                   --------------  --------------
OPERATIONS:
  Net investment income..........................................   $  1,503,583    $    941,985
  Net realized gain (loss) from security transactions............       (805,970)         30,984
  Net change in unrealized appreciation (depreciation) of
    investments in securities....................................     (1,391,995)         53,650
                                                                   --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.....................................................       (694,382)      1,026,619
                                                                   --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A......................................................     (1,444,077)       (921,146)
    Class B......................................................        (32,866)         (9,798)
    Class C......................................................        (14,830)         (4,082)
    Class H......................................................        (28,844)         (6,959)
  From net realized gains on investments
    Class A......................................................        (29,418)             --
    Class B......................................................           (685)             --
    Class C......................................................           (384)             --
    Class H......................................................           (497)             --
                                                                   --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS..............................     (1,551,601)       (941,985)
                                                                   --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (114,975 and 2,153,816 shares).......................      1,112,155      21,553,816
    Class B (56,479 and 39,571 shares)...........................        540,543         401,612
    Class C (27,407 and 21,527 shares)...........................        265,968         218,059
    Class H (65,798 and 35,910 shares)...........................        628,078         363,277
  Proceeds from shares issued as a result of reinvested dividends
    Class A (151,302 and 90,745 shares)..........................      1,446,534         915,639
    Class B (2,681 and 500 shares)...............................         25,499           5,042
    Class C (1,153 and 327 shares)...............................         11,040           3,298
    Class H (1,975 and 466 shares)...............................         18,736           4,700
  Less cost of repurchase of shares
    Class A (68,638 and 13,789 shares)...........................       (657,349)       (139,504)
    Class B (9,643 and 490 shares)...............................        (91,804)         (4,965)
    Class C (23,895 and 2,560 shares)............................       (229,098)        (25,900)
    Class H (20,959 and 1,074 shares)............................       (201,297)        (10,836)
                                                                   --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS...............      2,869,005      23,284,238
                                                                   --------------  --------------
TOTAL INCREASE IN NET ASSETS.....................................        623,022      23,368,872
NET ASSETS:
  Beginning of period............................................     23,368,872              --
                                                                   --------------  --------------
  End of period (includes undistributed net investment income of
    $3,686 and $0, respectively).................................   $ 23,991,894    $ 23,368,872
                                                                   --------------  --------------
                                                                   --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Changes in Net Assets

HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
                                                                      FOR THE         FOR THE
                                                                     YEAR ENDED      YEAR ENDED
                                                                   JULY 31, 1999   JULY 31, 1998
                                                                   --------------  --------------
OPERATIONS:
  Net investment income..........................................  $   16,580,611  $   20,443,789
  Net realized gain (loss) from security transactions............     (15,531,738)      1,734,513
  Net change in unrealized depreciation of investments in
    securities...................................................      (6,387,800)    (13,573,415)
                                                                   --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.....................................................      (5,338,927)      8,604,887
                                                                   --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A......................................................      (9,110,376)    (11,659,978)
    Class B......................................................      (2,074,725)     (2,254,300)
    Class C......................................................        (553,768)       (756,254)
    Class H......................................................      (5,185,872)     (6,409,279)
                                                                   --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS..............................     (16,924,741)    (21,079,811)
                                                                   --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (4,788,487 and 3,124,540 shares).....................      33,406,189      24,024,367
    Class B (462,119 and 1,886,435 shares).......................       3,230,762      14,502,208
    Class C (179,698 and 461,879 shares).........................       1,249,109       3,563,413
    Class H (1,317,353 and 3,355,803 shares).....................       9,207,091      25,831,216
  Proceeds from shares issued as a result of reinvested dividends
    Class A (845,799 and 926,975 shares).........................       5,832,807       7,101,158
    Class B (138,016 and 145,568 shares).........................         952,967       1,112,838
    Class C (65,909 and 77,721 shares)...........................         454,338         593,732
    Class H (354,183 and 410,889 shares).........................       2,444,094       3,141,131
  Less cost of repurchase of shares
    Class A (4,924,969 and 4,449,936 shares).....................     (34,161,183)    (34,149,757)
    Class B (1,085,786 and 729,969 shares).......................      (7,512,789)     (5,594,388)
    Class C (505,027 and 271,306 shares).........................      (3,489,086)     (2,079,590)
    Class H (2,988,963 and 2,136,681 shares).....................     (20,684,500)    (16,360,883)
                                                                   --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS....      (9,070,201)     21,685,445
                                                                   --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................     (31,333,869)      9,210,521
NET ASSETS:
  Beginning of year..............................................     223,540,262     214,329,741
                                                                   --------------  --------------
  End of year (includes undistributed (excess of distributions over) net investment income of ($340,774) and $3,356,
    respectively)................................................  $  192,206,393  $  223,540,262
                                                                   --------------  --------------
                                                                   --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The funds are open-end, diversified management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. U.S. Government Securities Fund ("U.S. Government") and Strategic Income Fund are series of Fortis Income Portfolios, Inc. ("Fortis Income") and High Yield Portfolio ("High Yield") is an investment portfolio in Fortis Advantage Portfolios, Inc. ("Fortis Advantage"). The investment objectives of each portfolio are as follows:

   - The objective of the U.S. Government Securities Fund is to maximize total return (from current income and capital appreciation), while providing shareholders with a level of current income consistent with prudent investment risk.

   - The objective of the Strategic Income Fund is to maximize total return (from current income and capital appreciation) by primarily investing in
     (a) U.S. Government securities, (b) investment and non-investment grade fixed income securities issued by foreign governments and companies, and
     (c) investment and non-investment grade fixed income securities issued by U.S. issuers, which, in the opinion of the portfolio's investment adviser, do not subject the fund to unreasonable investment risk.

   - The objective of the High Yield Portfolio is to maximize total return (from current income and capital appreciation) with a focus on high current income by investing primarily in a diversified portfolio of high yielding, fixed income securities which, in the opinion of the portfolio's investment adviser, do not subject the portfolio to unreasonable investment risk.

   The Articles of Incorporation of Fortis Income and Fortis Advantage permit the Board of Directors to create additional portfolios in the future.

   The funds offer Class A, Class B, Class C, Class E (for U.S. Government only) and Class H shares.

   The U.S. Government Fund and High Yield Portfolio began to issue multiple class shares effective November 14, 1994. The inception of Strategic Income Fund was November 10, 1997, and the commencement of operations was December 1, 1997. Class A and E shares are sold with a front-end sales charge. For U.S. Government Fund, Class E shares are only available to existing shareholders on November 14, 1994. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the Funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the funds on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuation and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of July 31, 1999, U.S. Government Fund had entered into an outstanding when-issued or forward commitments of $3,845,156.

   Consistent with its ability to purchase securities on a when-issued basis, the U.S. Government Fund and the Strategic Income Fund have entered into transactions to defer settlement of its purchase commitments. As an inducement to defer settlement, the portfolio repurchases a similar security for settlement at a later date at a lower purchase price relative to the current market. This transaction is referred to as a "dollar roll".

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. Each fund amortizes original issue discount, long term bond premium, and market discount.

   For the year ended July 31, 1999, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                    Cost of          Proceeds
                                                   Purchases        from Sales
--------------------------------------------------------------------------------
U.S. Government Securities Fund..............    $ 257,003,856     $ 261,470,992
Strategic Income Fund........................       20,186,547        17,706,696
Fortis High Yield Portfolio..................       89,341,872        95,461,597

   LENDING OF PORTFOLIO SECURITIES: At July 31, 1999, securities valued at $81,443,077 were on loan to brokers from the U.S. Government Fund. For collateral, the Fund's custodian received $84,566,750 in

--------------------------------------------------------------------------------
   cash which is maintained in a separate account and invested by the custodian in short term investment vehicles. Fee income from securities lending amounted to $98,923 for the U.S. Government Fund for the year ended July 31, 1999. The risks to the funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period. Organizational costs were incurred with the commencement of operations of the Strategic Income Fund. These costs will be amortized over 60 months on a straight line basis, beginning December 1, 1997.

   FEDERAL TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed.

   Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the portfolios. The effect on dividend distributions of certain current year permanent book-to-tax differences is reflected as excess distributions of net realized gains in the statements of changes in net assets and the financial highlights.

   On the Statement of Assets and Liabilities, due to permanent book-to-tax differences, Strategic Income Fund's undistributed net investment income has been increased $20,720 resulting in reclassifications to decrease paid-in-capital by the same amount.

   For federal income tax purposes U.S. Government had a capital loss carryover of $64,894,291, Strategic Income had 805,970 and High Yield had $25,970,943 at July 31, 1999, which, if not offset by subsequent capital gains, will expire in 2002 through 2008. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: Distributions from net investment income are declared daily and paid monthly. The funds will generally make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the fund at net asset value without any charge to the shareholder or payable in cash.

   ILLIQUID SECURITIES: At July 31, 1999, investments in securities for the Strategic Income Fund and High Yield Portfolio included issues that are illiquid. The funds currently limit investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at July 31, 1999, was $1,700,533 for Strategic Income and $1,697,741 for High Yield which represents 7.09% and .88% of net assets respectively. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   HIGH-YIELD DEBT SECURITIES: Although High Yield and Strategic Income have diversified portfolios, the funds have 92.49% and 38.09%, respectively, of total net assets invested in non-investment grade (high-yield) and comparable quality unrated high-yield securities. Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower rated securities generally fluctuate more than higher quality securities, and such prices may decline significantly in periods of general economic difficulty of rising interest rates.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   BANK BORROWINGS: Several Fortis Funds including the High Yield Portfolio have a revolving credit agreement with Norwest Bank Minnesota N.A., whereby the portfolio is permitted to have a bank borrowing for temporary and emergency purposes to meet large redemption requests by shareholders; and cover securities purchased when matched or when earlier trades have failed. The agreement , which enables the portfolio to participate with other Fortis Funds, permits borrowings up to $25 million, collectively. Interest is expensed to each participating fund based on its borrowings and will be calculated at the borrowers' option of: 1) the Prime Index; 2) the Federal Funds rate plus a "Margin" of 37.5 basis points, or; 3) the Libor rate plus a "Margin" of 37.5 basis points. The Prime index is defined as the higher of:
   A) the rate that Norwest Bank Minnesota N.A. announces from time to time as its prime rate or B) the Federal Funds rate plus 50 basis points. Each portfolio pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The High Yield Portfolio had no borrowings outstanding during the year ended July 31, 1999.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the funds. Investment advisory and management fees are computed at an annual rate of .8% of the first $ 50 million of average daily net assets and .7% of net assets in excess of $50 million for U.S. Government, Strategic Income, and High

FORTIS BOND FUNDS

--------------------------------------------------------------------------------
   Yield. In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc., (the principal underwriter) distribution fees equal to .25% of average daily net assets for Class A for U.S. Government and Strategic Income and .35% of average daily net assets for Class A of High Yield and 1% of average daily net assets of U.S. Government, Strategic Income, and High Yield Classes B, C and H for each fund on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) as follows:

                                                  Class A       Class B      Class C      Class E       Class H
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund..............    $ 202,245     $   7,837     $1,204      $ 101,081     $  54,541
Strategic Income Fund........................       14,235           501        387             --         3,266
High Yield Portfolio.........................      376,413       104,944      2,983             --       327,332

   Advisers has voluntarily undertaken to limit annual expenses for Strategic Income (exclusive of interest, taxes, brokerage commissions and non-recurring extraordinary charges and expenses) commencing December 1, 1997 to 1.10% of average daily net assets for Class A, and 1.85% for Classes B, C, and H. During the year ended July 31, 1999, Advisers waived $79,503 of its advisory fee.

   For the year ended July 31, 1999, legal fees and expenses were paid to a law firm of which the secretary of the fund is a partner.

                                                  Amount
---------------------------------------------------------
U.S. Government Securities Fund..............    $ 17,310
Strategic Income Fund........................       1,087
High Yield Portfolio.........................       8,000

3. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Funds was as follows:

                                                                      Class E
                                           -------------------------------------------------------------
                                                                Year Ended July 31,
                                           -------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND              1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $    9.30    $    9.16    $    8.87    $    9.02    $    9.03
                                           ---------    ---------    ---------    ---------    ---------

Operations:
  Investment income - net...............         .49          .52          .54          .60          .67
  Net realized and unrealized gains
    (losses) on
    investments.........................        (.34)         .14          .32         (.15)        (.01)
                                           ---------    ---------    ---------    ---------    ---------
Total from operations...................         .15          .66          .86          .45          .66
                                           ---------    ---------    ---------    ---------    ---------

Distributions to shareholders:
  From investment income - net..........        (.49)        (.52)        (.54)        (.60)        (.67)
  From net realized gains...............          --           --           --           --           --
  Excess distributions of net realized
    gains...............................          --           --         (.03)          --           --
                                           ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....        (.49)        (.52)        (.57)        (.60)        (.67)
                                           ---------    ---------    ---------    ---------    ---------
Net asset value, end of year............   $    8.96    $    9.30    $    9.16    $    8.87    $    9.02
                                           ---------    ---------    ---------    ---------    ---------
Total Return @..........................        1.56%        7.42%       10.07%        5.08%        7.71%
Net assets end of year (000s omitted)...    $254,096     $285,060     $324,643     $388,006     $470,597
Ratio of expenses to average daily net
  assets................................         .78%         .79%         .81%         .81%         .77%
Ratio of net investment income to
  average daily net assets..............        5.32%        5.62%        6.08%        6.59%        7.51%
Portfolio turnover rate.................          75%         118%         161%          75%          76%

*      Annualized.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                   Class A
                                           -------------------------------------------------------
                                                             Year Ended July 31,
                                           -------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND              1999        1998        1997        1996       1995+
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $   9.30    $   9.16    $   8.87    $   9.02    $  8.63
                                           --------    --------    --------    --------    -------

Operations:
  Investment income - net...............        .47         .50         .52         .58        .46
  Net realized and unrealized gains
    (losses) on
    investments.........................       (.34)        .14         .32        (.15)       .39
                                           --------    --------    --------    --------    -------
Total from operations...................        .13         .64         .84         .43        .85
                                           --------    --------    --------    --------    -------

Distributions to shareholders:
  From investment income - net..........       (.47)       (.50)       (.52)       (.58)      (.46)
  From net realized gains...............         --          --          --          --         --
  Excess distributions of net realized
    gains...............................         --          --        (.03)         --         --
                                           --------    --------    --------    --------    -------
Total distributions to shareholders.....       (.47)       (.50)       (.55)       (.58)      (.46)
                                           --------    --------    --------    --------    -------
Net asset value, end of year............   $   8.96    $   9.30    $   9.16    $   8.87    $  9.02
                                           --------    --------    --------    --------    -------
Total Return @..........................       1.30%       7.14%       9.77%       4.78%     10.07%
Net assets end of year (000s omitted)...   $ 49,274    $ 52,439    $ 59,128    $ 67,707    $ 4,909
Ratio of expenses to average daily net
  assets................................       1.03%       1.04%       1.06%       1.06%      1.02%*
Ratio of net investment income to
  average daily net assets..............       5.07%       5.37%       5.83%       6.34%      7.00%*
Portfolio turnover rate.................         75%        118%        161%         75%        76%

                                                                Class B
                                           --------------------------------------------------
                                                          Year Ended July 31,
                                           --------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             1999       1998       1997       1996      1995+
---------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $  9.28    $  9.14    $  8.86    $  9.02    $8.63
                                           -------    -------    -------    -------    ------

Operations:
  Investment income - net...............       .40        .43        .46        .51      .41
  Net realized and unrealized gains
    (losses) on
    investments.........................      (.34)       .14        .31       (.15)     .39
                                           -------    -------    -------    -------    ------
Total from operations...................       .06        .57        .77        .36      .80
                                           -------    -------    -------    -------    ------

Distributions to shareholders:
  From investment income - net..........      (.40)      (.43)      (.47)      (.52)    (.41)
  From net realized gains...............        --         --         --         --       --
  Excess distributions of net realized
    gains...............................        --         --       (.02)        --       --
                                           -------    -------    -------    -------    ------
Total distributions to shareholders.....      (.40)      (.43)      (.49)      (.52)    (.41)
                                           -------    -------    -------    -------    ------
Net asset value, end of year............   $  8.94    $  9.28    $  9.14    $  8.86    $9.02
                                           -------    -------    -------    -------    ------
Total Return @..........................       .53%      6.40%      8.95%      4.00%    9.47%
Net assets end of year (000s omitted)...   $ 4,703    $ 3,161    $ 2,826    $ 2,314    $ 483
Ratio of expenses to average daily net
  assets................................      1.78%      1.79%      1.81%      1.81%    1.77%*
Ratio of net investment income to
  average daily net assets..............      4.32%      4.62%      5.07%      5.59%    6.24%*
Portfolio turnover rate.................        75%       118%       161%        75%      76%

*      Annualized.
+ For the period from November 14, 1994 (commencement of operations) to July 31, 1995.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

FORTIS BOND FUNDS

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                Class C
                                           --------------------------------------------------
                                                          Year Ended July 31,
                                           --------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             1999       1998       1997       1996      1995+
---------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $  9.27    $  9.13    $  8.85    $  9.01    $8.63
                                           -------    -------    -------    -------    ------

Operations:
  Investment income - net...............       .40        .43        .46        .51      .41
  Net realized and unrealized gains
    (losses) on
    investments.........................      (.34)       .14        .31       (.15)     .38
                                           -------    -------    -------    -------    ------
Total from operations...................       .06        .57        .77        .36      .79
                                           -------    -------    -------    -------    ------

Distributions to shareholders:
  From investment income - net..........      (.40)      (.43)      (.47)      (.52)    (.41)
  From net realized gains...............        --         --         --         --       --
  Excess distributions of net realized
    gains...............................        --         --       (.02)        --       --
                                           -------    -------    -------    -------    ------
Total distributions to shareholders.....      (.40)      (.43)      (.49)      (.52)    (.41)
                                           -------    -------    -------    -------    ------
Net asset value, end of year............   $  8.93    $  9.27    $  9.13    $  8.85    $9.01
                                           -------    -------    -------    -------    ------
Total Return @..........................       .52%      6.41%      8.96%      4.00%    9.35%
Net assets end of year (000s omitted)...   $ 3,071    $ 1,267    $ 1,444    $ 1,057    $ 326
Ratio of expenses to average daily net
  assets................................      1.78%      1.79%      1.81%      1.81%    1.77%*
Ratio of net investment income to
  average daily net assets..............      4.32%      4.62%      5.07%      5.59%    6.24%*
Portfolio turnover rate.................        75%       118%       161%        75%      76%

                                                                   Class H
                                           -------------------------------------------------------
                                                             Year Ended July 31,
                                           -------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND              1999        1998        1997        1996       1995+
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $   9.28    $   9.14    $   8.86    $   9.02    $  8.63
                                           --------    --------    --------    --------    -------

Operations:
  Investment income - net...............        .40         .43         .46         .51        .41
  Net realized and unrealized gains
    (losses) on
    investments.........................       (.34)        .14         .31        (.15)       .39
                                           --------    --------    --------    --------    -------
Total from operations...................        .06         .57         .77         .36        .80
                                           --------    --------    --------    --------    -------

Distributions to shareholders:
  From investment income - net..........       (.40)       (.43)       (.47)       (.52)      (.41)
  From net realized gains...............         --          --          --          --         --
  Excess distributions of net realized
    gains...............................         --          --        (.02)         --         --
                                           --------    --------    --------    --------    -------
Total distributions to shareholders.....       (.40)       (.43)       (.49)       (.52)      (.41)
                                           --------    --------    --------    --------    -------
Net asset value, end of year............   $   8.94    $   9.28    $   9.14    $   8.86    $  9.02
                                           --------    --------    --------    --------    -------
Total Return @..........................        .53%       6.40%       8.94%       4.00%      9.47%
Net assets end of year (000s omitted)...   $ 10,262    $ 10,816    $ 10,637    $ 10,120    $ 4,823
Ratio of expenses to average daily net
  assets................................       1.78%       1.79%       1.80%       1.81%      1.77%*
Ratio of net investment income to
  average daily net assets..............       4.32%       4.62%       5.06%       5.45%      6.24%*
Portfolio turnover rate.................         75%        118%        161%         75%        76%

*      Annualized.
+ For the period from November 14, 1994 (commencement of operations) to July 31, 1995.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                 Class A                 Class B
                                           --------------------    --------------------
                                                       Year Ended July 31,
                                           --------------------------------------------
STRATEGIC INCOME FUND                        1999       1998+        1999       1998+
---------------------------------------------------------------------------------------
Net asset value, beginning of year......   $  10.05    $   9.98    $  10.05    $   9.98
                                           --------    --------    --------    --------

Operations:
  Investment income - net...............        .61         .42         .54         .38
  Net realized and unrealized gain
    (loss) on
    investments.........................       (.89)        .07        (.89)        .07
                                           --------    --------    --------    --------
Total from operations...................       (.28)        .49        (.35)        .45
                                           --------    --------    --------    --------

Distributions to shareholders:
  From investment income - net..........       (.62)       (.42)       (.55)       (.38)
  From net realized gains on
    investments.........................       (.01)         --        (.01)         --
                                           --------    --------    --------    --------
Total distributions to shareholders.....       (.63)       (.42)       (.56)       (.38)
                                           --------    --------    --------    --------
Net asset value, end of year............   $   9.14    $  10.05    $   9.14    $  10.05
                                           --------    --------    --------    --------
Total Return @..........................      (2.86%)      4.77%      (3.58%)      4.31%
Net assets end of year (000s omitted)...   $ 22,207    $ 22,422    $    815    $    398
Ratio of expenses to average daily net
  assets (a)............................       1.10%       1.10%*      1.85%       1.85%*
Ratio of net investment income to
  average daily net assets (a)..........       6.38%       6.22%*      5.63%       5.73%*
Portfolio turnover rate.................         79%        136%         79%        136%

                                                 Class C                 Class H
                                           --------------------    --------------------
                                                       Year Ended July 31,
                                           --------------------------------------------
STRATEGIC INCOME FUND                        1999       1998+        1999       1998+
---------------------------------------------------------------------------------------
Net asset value, beginning of year......   $  10.05    $   9.98    $  10.05    $   9.98
                                           --------    --------    --------    --------

Operations:
  Investment income - net...............        .55         .38         .54         .38
  Net realized and unrealized gain
    (loss) on
    investments.........................       (.89)        .07        (.89)        .07
                                           --------    --------    --------    --------
Total from operations...................       (.34)        .45        (.35)        .45
                                           --------    --------    --------    --------

Distributions to shareholders:
  From investment income - net..........       (.55)       (.38)       (.55)       (.38)
  From net realized gains on
    investments.........................       (.01)         --        (.01)         --
                                           --------    --------    --------    --------
Total distributions to shareholders.....       (.56)       (.38)       (.56)       (.38)
                                           --------    --------    --------    --------
Net asset value, end of year............   $   9.15    $  10.05    $   9.14    $  10.05
                                           --------    --------    --------    --------
Total Return @..........................      (3.49%)      4.35%      (3.58%)      4.35%
Net assets end of year (000s omitted)...   $    219    $    194    $    751    $    355
Ratio of expenses to average daily net
  assets (a)............................       1.85%       1.85%*      1.85%       1.85%*
Ratio of net investment income to
  average daily net assets (a)..........       5.63%       5.73%*      5.63%       5.73%*
Portfolio turnover rate.................         79%        136%         79%        136%

*      Annualized.
+      For the period December 1, 1997 (commencement of operations) to July
       31, 1998.
@ These are the funds total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
(a) Advisers has voluntarily undertaken to limit annual expenses for the Strategic Income Fund (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.10% of average daily net assets for Class A and 1.85% for Classes B, C and H. For the periods presented , had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.44% and 6.04% for Class A, 2.19% and 5.29% for Class B, 2.19% and 5.29% for Class C, and 2.19% and 5.29% for Class H, respectively.

FORTIS BOND FUNDS

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                      Class A
                                           -------------------------------------------------------------
                                                                Year Ended July 31,
                                           -------------------------------------------------------------
HIGH YIELD PORTFOLIO                         1999         1998         1997        1996+++       1995+
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $    7.41    $    7.83    $    7.56    $    7.61    $    7.90
                                           ---------    ---------    ---------    ---------    ---------

Operations:
  Investment income - net...............         .59          .73          .76          .56          .86
  Net realized and unrealized gain
    (loss) on investments...............        (.72)        (.40)         .28         (.04)        (.25)
                                           ---------    ---------    ---------    ---------    ---------
Total from operations...................        (.13)         .33         1.04          .52          .61
                                           ---------    ---------    ---------    ---------    ---------

Distributions to shareholders:
  From investment income - net..........        (.61)        (.75)        (.75)        (.55)        (.86)
  Excess distributions of net realized
    gains...............................          --           --         (.02)        (.02)        (.04)
                                           ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....        (.61)        (.75)        (.77)        (.57)        (.90)
                                           ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $    6.67    $    7.41    $    7.83    $    7.56    $    7.61
                                           ---------    ---------    ---------    ---------    ---------
Total Return @..........................       (1.76%)       4.31%       14.51%        6.98%        8.07%
Net assets end of period (000s
  omitted)..............................   $ 106,921    $ 113,549    $ 123,115    $ 109,401    $ 113,268
Ratio of expenses to average daily net
  assets................................        1.16%        1.17%        1.19%        1.21%*       1.25%
Ratio of net investment income to
  average daily net assets..............        8.54%        9.46%        9.84%        9.87%*      10.61%
Portfolio turnover rate.................          46%         214%         331%         146%         101%

                                                                      Class B
                                           -------------------------------------------------------------
                                                                Year Ended July 31,
                                           -------------------------------------------------------------
HIGH YIELD PORTFOLIO                         1999         1998         1997        1996+++      1995++
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $    7.41    $    7.83    $    7.56    $    7.60    $    7.87
                                           ---------    ---------    ---------    ---------    ---------

Operations:
  Investment income - net...............         .54          .68          .71          .53          .78
  Net realized and unrealized gain
    (loss) on investments...............        (.72)        (.40)         .28         (.04)        (.23)
                                           ---------    ---------    ---------    ---------    ---------
Total from operations...................        (.18)         .28          .99          .49          .55
                                           ---------    ---------    ---------    ---------    ---------

Distributions to shareholders:
  From investment income - net..........        (.56)        (.70)        (.70)        (.51)        (.78)
  Excess distributions of net realized
    gains...............................          --           --         (.02)        (.02)        (.04)
                                           ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....        (.56)        (.70)        (.72)        (.53)        (.82)
                                           ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $    6.67    $    7.41    $    7.83    $    7.56    $    7.60
                                           ---------    ---------    ---------    ---------    ---------
Total Return @..........................       (2.44%)       3.67%       13.80%        6.62%        7.25%
Net assets end of period (000s
  omitted)..............................   $  22,814    $  28,935    $  20,388    $  12,067    $   7,530
Ratio of expenses to average daily net
  assets................................        1.81%        1.82%        1.83%        1.86%*       1.90%*
Ratio of net investment income to
  average daily net assets..............        7.90%        8.81%        9.24%        9.20%*       9.66%*
Portfolio turnover rate.................          46%         214%         331%         146%         101%

*      Annualized
++ For the period from November 14, 1994 (commencement of operations) to October 31, 1995.
+++    For the nine-month period ended July 31, 1996.
@ These are the fund's total returns during the periods, including reinvestment of all dividends and capital gains distributions without adjustments for sales charge.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                      Class C
                                           -------------------------------------------------------------
                                                                Year Ended July 31,
                                           -------------------------------------------------------------
HIGH YIELD PORTFOLIO                         1999         1998         1997        1996+++      1995++
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $    7.40    $    7.82    $    7.55    $    7.59    $    7.87
                                           ---------    ---------    ---------    ---------    ---------

Operations:
  Investment income - net...............         .54          .68          .71          .53          .78
  Net realized and unrealized gain
    (loss) on investments...............        (.72)        (.40)         .28         (.04)        (.24)
                                           ---------    ---------    ---------    ---------    ---------
Total from operations...................        (.18)         .28          .99          .49          .54
                                           ---------    ---------    ---------    ---------    ---------

Distributions to shareholders:
  From investment income - net..........        (.56)        (.70)        (.70)        (.51)        (.78)
  Excess distributions of net realized
    gains...............................          --           --         (.02)        (.02)        (.04)
                                           ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....        (.56)        (.70)        (.72)        (.53)        (.82)
                                           ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $    6.66    $    7.40    $    7.82    $    7.55    $    7.59
                                           ---------    ---------    ---------    ---------    ---------
Total Return @..........................       (2.44%)       3.67%       13.82%        6.63%        7.12%
Net assets end of period (000s
  omitted)..............................   $   6,051    $   8,641    $   7,037    $   3,378    $   2,180
Ratio of expenses to average daily net
  assets................................        1.81%        1.82%        1.83%        1.86%*       1.90%*
Ratio of net investment income to
  average daily net assets..............        7.90%        8.81%        9.26%        9.21%*       9.83%*
Portfolio turnover rate.................          46%         214%         331%         146%         101%

                                                                      Class H
                                           -------------------------------------------------------------
                                                                Year Ended July 31,
                                           -------------------------------------------------------------
HIGH YIELD PORTFOLIO                         1999         1998         1997        1996+++      1995++
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $    7.40    $    7.82    $    7.55    $    7.60    $    7.87
                                           ---------    ---------    ---------    ---------    ---------

Operations:
  Investment income - net...............         .54          .68          .71          .52          .78
  Net realized and unrealized gain
    (loss) on investments...............        (.72)        (.40)         .28         (.04)        (.23)
                                           ---------    ---------    ---------    ---------    ---------
Total from operations...................        (.18)         .28          .99          .48          .55
                                           ---------    ---------    ---------    ---------    ---------

Distributions to shareholders:
  From investment income - net..........        (.56)        (.70)        (.70)        (.51)        (.78)
  Excess distributions of net realized
    gains...............................          --           --         (.02)        (.02)        (.04)
                                           ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....        (.56)        (.70)        (.72)        (.53)        (.82)
                                           ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $    6.66    $    7.40    $    7.82    $    7.55    $    7.60
                                           ---------    ---------    ---------    ---------    ---------
Total Return @..........................       (2.44%)       3.67%       13.82%        6.48%        7.25%
Net assets end of period (000s
  omitted)..............................   $  56,420    $  72,415    $  63,789    $  39,133    $  23,862
Ratio of expenses to average daily net
  assets................................        1.81%        1.82%        1.83%        1.86%*       1.90%*
Ratio of net investment income to
  average daily net assets..............        7.90%        8.81%        9.23%        9.21%*       9.81%*
Portfolio turnover rate.................          46%         214%         331%         146%         101%

*      Annualized
++ For the period from November 14, 1994 (commencement of operations) to October 31, 1995.
+++    For the nine-month period ended July 31, 1996.
@ These are the fund's total returns during the periods, including reinvestment of all dividends and capital gains distributions without adjustments for sales charge.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Income Portfolios, Inc.

Fortis Advantage Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Fortis U.S. Government Securities Fund, Fortis Strategic Income Fund (funds within Fortis Income Portfolios, Inc.) and Fortis High Yield Portfolio (a portfolio within Fortis Advantage Portfolios, Inc.) as of July 31, 1999 and the related statements of operations for the period then ended, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Government Securities, Fortis Strategic Income Fund and High Yield Portfolio as of July 31, 1999 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota
September 3, 1999

FEDERAL INCOME TAX INFORMATION

U.S. Government Securities Fund

DIRECT FEDERAL OBLIGATIONS:
  U.S. Treasury..............................     21.84%
  Other......................................     18.64%
                                               --------
    Total Direct Federal Obligations.........     40.48%
    Other Securities.........................     59.52%
                                               --------
                                                 100.00%
                                               --------

U.S. GOVERNMENT SECURITIES FUND

RECORD DATE                                    Class A    Class B    Class C    Class E    Class H
                                               ----------------------------------------------------
Net Investment Income Per Share
08/31/1998...................................  $ 0.040    $ 0.034    $ 0.034    $ 0.042    $ 0.034
09/30/1998...................................    0.040      0.034      0.034      0.042      0.034
10/31/1998...................................    0.040      0.034      0.034      0.042      0.034
11/30/1998...................................    0.040      0.034      0.034      0.042      0.034
12/31/1998...................................    0.040      0.034      0.034      0.042      0.034
01/31/1999...................................    0.038      0.032      0.032      0.040      0.032
02/28/1999...................................    0.038      0.032      0.032      0.040      0.032
03/31/1999...................................    0.038      0.032      0.032      0.040      0.032
04/30/1999...................................    0.038      0.032      0.032      0.040      0.032
05/31/1999...................................    0.039      0.033      0.033      0.041      0.033
06/30/1999...................................    0.039      0.033      0.033      0.041      0.033
07/31/1999...................................    0.039      0.033      0.033      0.041      0.033
                                               --------   --------   --------   --------   --------
Total Distributions..........................  $ 0.469    $ 0.397    $ 0.397    $ 0.493    $ 0.397
                                               --------   --------   --------   --------   --------

STRATEGIC INCOME FUND
RECORD DATE
Net Investment Income Per Share
08/31/1998...................................  $ 0.053    $ 0.047    $ 0.046         --    $ 0.047
09/30/1998...................................    0.050      0.044      0.046         --      0.044
10/31/1998...................................    0.050      0.044      0.044         --      0.045
11/30/1998...................................    0.051      0.045      0.045         --      0.045
12/31/1998...................................    0.051      0.045      0.045         --      0.045
01/31/1999...................................    0.048      0.042      0.042         --      0.042
02/28/1999...................................    0.048      0.043      0.042         --      0.042
03/31/1999...................................    0.056      0.050      0.050         --      0.050
04/30/1999...................................    0.051      0.045      0.044         --      0.045
05/31/1999...................................    0.049      0.044      0.044         --      0.044
06/30/1999...................................    0.059      0.052      0.052         --      0.052
07/31/1999...................................    0.053      0.047      0.047         --      0.047
                                               --------   --------   --------   --------   --------
Total Distributions..........................  $ 0.619    $ 0.548    $ 0.547         --    $ 0.548
                                               --------   --------   --------   --------   --------

Short-Term Capital Gain Per Share
12/31/1998...................................  $ 0.013    $ 0.013    $ 0.013         --    $ 0.013
                                               --------   --------   --------   --------   --------

HIGHYIELD PORTFOLIO
RECORD DATE
Net Investment Income Per Share
08/31/1998...................................  $ 0.053    $ 0.049    $ 0.049         --    $ 0.049
09/30/1998...................................    0.053      0.049      0.049         --      0.049
10/31/1998...................................    0.053      0.049      0.049         --      0.049
11/30/1998...................................    0.053      0.049      0.049         --      0.049
12/31/1998...................................    0.053      0.049      0.049         --      0.049
01/31/1999...................................    0.053      0.049      0.049         --      0.049
02/28/1999...................................    0.050      0.046      0.046         --      0.046
03/31/1999...................................    0.050      0.046      0.046         --      0.046
04/30/1999...................................    0.050      0.046      0.046         --      0.046
05/31/1999...................................    0.046      0.042      0.042         --      0.042
06/30/1999...................................    0.046      0.042      0.042         --      0.042
07/31/1999...................................    0.046      0.042      0.042         --      0.042
                                               --------   --------   --------   --------   --------
Total Distributions..........................  $ 0.606    $ 0.558    $ 0.558         --    $ 0.558
                                               --------   --------   --------   --------   --------

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

                 [LOGO]

                 FORTIS

 Solid partners, flexible solutions-SM-


FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers mutual funds, annuities and life insurance through its broker/dealer Fortis Investors, Inc.

We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
(fund management since 1949)

Fortis Investors, Inc.
(principal underwriter;
member NASD, SIPC)

Fortis Benefits Insurance Company
& Fortis Insurance Company
(issuers of FFG's insurance products)

P.O. Box 64284, St. Paul, MN 55164
(800) 800-2000
http://www.ffg.us.fortis.com


FORTIS FINANCIAL GROUP                                 ----------------------
P.O. Box 64284                                               Bulk Rate
St. Paul, MN 55164                                          U.S. Postage
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Fortis Bond Funds                                         Permit No. 3794
                                                          Minneapolis, MN
                                                       ----------------------






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